                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                              INVESTMENT COMPANIES

Investment Company Act file number  333-123257

                            MARKET VECTORS ETF TRUST
               (Exact name of registrant as specified in charter)

                     335 Madison Avenue, New York, NY 10017
               (Address of principal executive offices) (Zip code)

                         Van Eck Associates Corporation
                     335 Madison Avenue, New York, NY 10017
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 293-2000

Date of fiscal year end:  APRIL 30

Date of reporting period: APRIL 30, 2009

Item 1.     REPORT TO SHAREHOLDERS.

MARKET VECTORS™

ANNUAL REPORT

Van Eck™ Global
SINCE 1955

APRIL 30, 2009

MARKET VECTORS

High-Yield Municipal Index ETF

Intermediate Municipal Index ETF

Long Municipal Index ETF

Pre-Refunded Municipal Index ETF

Short Municipal Index ETF

The information in this report is not intended to be a forecast of future events, a guarantee of future results or investment advice. Also, please note that any discussion of the Funds’ holdings and the Funds’ performance are as of April 30, 2009, and are subject to change.

TABLE OF CONTENTS

Management Discussion	1

	Performance	Frequency Distribution of Premiums and Discounts	Schedule of Investments	Financial Highlights

MARKET VECTORS MUNICIPAL BOND ETFs

Market Vectors High-Yield Municipal Index ETF	6	7	28	70
Market Vectors Intermediate Municipal Index ETF	10	11	33	70
Market Vectors Long Municipal Index ETF	14	15	44	71
Market Vectors Pre-Refunded Municipal Index ETF	18	19	52	71
Market Vectors Short Municipal Index ETF	22	23	57	71

Explanation of Expenses				26
Statements of Assets and Liabilities				64
Statements of Operations				66
Statements of Changes in Net Assets				68
Notes to Financial Statements				72
Report of Independent Registered Public Accounting Firm				82
Board of Trustees and Officers				83
Approval of Management Agreement				87
Tax Information				89

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MARKET VECTORS TRUST ETF

Dear Shareholder:

We are pleased to present this annual report for the Municipal Bond Funds of the Market Vectors ETF Trust for the twelve months ended April 30, 2009.

Earlier this year, Van Eck Global introduced two additional municipal funds into the Market Vectors ETF family, making it the largest family (in terms of the number of funds) of Municipal Bond ETFs.

■

Market Vectors Pre-Refunded Municipal Index ETF (PRB) commenced on February 2, 2009. The bonds included in its benchmark index have been refinanced by their issuers, and their principal and interest are funded from escrowed U.S. Treasury securities.

■

Market Vectors High-Yield Municipal Index ETF (HYD) commenced on February 4, 2009. HYD is the nation’s first ETF to focus on high-yield municipal bonds. It tracks an index that has a 25% weighting in investment-grade triple-B bonds and a 75% weighting in non-investment grade bonds. In addition, 75% of the index is in bonds issued as part of transactions of at least $100 million in size.

Overall, municipal bonds proved to be a winning asset class during the annual period despite a challenging first half. Monoline insurers suffered downgrades and both buy-side and sell-side institutions retreated from providing liquidity as their capital was diverted to other purposes. However, while the rest of the financial markets remained rather shell shocked by the larger economic crisis until mid-March 2009, the municipal bond market enjoyed a strong rally which began in early January, 2009. There are several points worth noting.

■

Municipal bonds as an asset class generated positive returns, significantly outperforming the double-digit declines posted by equities during the twelve month period ended April 30, 2009. Year-to-date through April 30, 2009, municipal bonds substantially outpaced both equities and taxable bonds, each as a class.

■

Under more stable market conditions, tax-exempt bonds usually yield less than taxable bonds. However, for much of the annual period, municipal bonds were trading at prices that delivered yields well in excess of comparable maturity Treasury bonds—an uncommon relative value opportunity. At the end of April 2009, 30-year high-grade municipal bonds were yielding more than 120% of comparable Treasury bonds; two-year high-grade municipal bonds were yielding more than 150% of comparable Treasury bonds.[1]

■

Demand for municipal bonds among individual investors rebounded significantly during the last four months of the annual period, despite the severe recession and despite the large and emerging debt burdens overhanging state and local economies. AMG Data Services reported that there were 17 consecutive weeks of positive cash flows into municipal funds during the first four months of 2009. In the final week of the quarter, about $12 billion in debt was issued, including a massive California deal. This was the strongest weekly issuance total since December 2006.[2] This supply was met by investor demand which found more relative value in municipal bonds than other fixed income alternatives, a fact additionally supported by the low default and high recovery experience of municipal bonds as detailed by studies done by both Moody’s and Standard & Poor’s®.

■

What fears there may have been for the supply of new tax-exempt bonds overwhelming demand was offset by the “Build America Bond” initiative. This program allows municipal governments to issue taxable municipals—with projected volume of $200 billion over two years. This issuance of taxable municipal bonds removed a significant amount of new issuance of traditional tax-exempt bonds creating attractive technicals in this market. Specifically, a reduction in supply of tax-exempt bonds contributed to a far more favorable supply/demand equation for tax-exempt bond prices.

■	Municipal bonds are the rare asset class that would benefit from tax increases expected during the current U.S. government administration.

Perhaps the best observation to be made is that municipal bond ETFs not only came through the challenges of the last twelve months with resiliency but also ended the period with their appeal intact as a favorable investment alternative for a wide range of investors. They offered diversification, intraday access and competitive yields. All of these remain key benefits for long-term investors, whatever the current market conditions. Please note, however, that municipals are subject to risk, including but not limited to, credit and interest rate risk.

On the following pages, you will find the performance record of each of the five Municipal Bond Funds of the Markets Vectors ETF Trust for the periods ended April 30, 2009. You will, of course, also find their financial statements and portfolio information.

I want to thank you for your participation in the Market Vectors ETF Trust. Please contact us at 1.888.MKT.VCTR or visit www.vaneck.com/munis if you have any questions.

We value your ongoing confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck
Trustee and President
Market Vectors ETF Trust
Van Eck Global

May 28, 2009

[1]	Source: Bloomberg.

[2]	Source: MoneyNews.com, April 15, 2009.

Represents the opinions of the investment adviser. Not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue.

Past performance is no guarantee of future results. Not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue.

Municipal bonds are subject to risks related to litigation, legislation, political change, conditions in underlying sectors or in local business communities and economies, bankruptcy or other changes in the issuer’s financial condition, and/or the discontinuance of taxes supporting the project or assets or the inability to collect revenues for the project or from the assets. Bonds and bond funds will decrease in value as interest rates rise. Additional risks include credit, interest rate, call, reinvestment, tax, market and lease obligation risk. High-yield municipal bonds are subject to greater risk of loss of income and principal than higher-rated securities, and are likely to be more sensitive to adverse economic changes or individual municipal developments than those of higher-rated securities. Interest and principal payments for pre-refunded bonds are funded from securities in an escrow account. The escrowed securities do not guarantee the price of these bonds. Municipal bonds may be less liquid than taxable bonds. There is no guarantee that the Fund’s income will be exempt from federal or state income taxes, and changes in those tax rates or in alternative minimum tax rates or in the tax treatment of municipal bonds may make them less attractive as investments and cause them to lose value. Capital gains, if any, are subject to capital gains tax. For a more complete description of these and other risks, please refer to each Fund’s prospectus.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

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HIGH-YIELD MUNICIPAL INDEX ETF (HYD)

HYD PERFORMANCE RECORD
4/30/09 (unaudited)

Total Return

	Share Price	NAV	INDEX*

Life since 2/4/09	5.35%	4.32%	3.04%

Gross Expense Ratio 0.71% / Net Expense Ratio 0.35%

The Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.35% of average daily net assets per year at least until September 1, 2010.

The price used to calculate market return (SHARE PRICE) is determined by using the closing price listed on the NYSE Arca. Since the shares of the Fund did not trade in the secondary market until one day after the Fund’s commencement, for the period from commencement (2/4/09) to the first day of secondary market trading in shares of the Fund (2/5/09), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects current temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting www.vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the redemption of Fund shares.

* Barclays Capital Municipal Custom High-Yield Composite Index

The Index is made up of a 25%/75% blend of investment grade triple-B and non-investment grade munis, and draws 75% of its holdings from bonds issued as part of transaction sizes of $100 million or more. To be included in the Index, bonds must have an outstanding par value of at least $3 million for non-investment grade and $7 million for investment grade; 25% of index in investment-grade triple-B bonds issued as part of transaction sizes of at least $100 million in value; 50% of index in non-investment grade bonds issued as part of transaction of at least $100 million; 25% of index in non-investment grade bonds issued as part of transaction of $20-$100 million in size; fixed rate; nominal maturity of greater than one year; dated-date after 12/31/1990. Barclays Capital does not sponsor, endorse, or promote the Funds and bears no liability with respect to any such Funds or security.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(unaudited)

High-Yield Municipal Index ETF (HYD)
Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for HYD is at a premium or discount to its daily net asset value (NAV). The chart is for comparative purposes only and represents the period noted.

	February 5* through April 30, 2009

Premium/Discount Range	Number of Days	Percentage of Total Days

Greater than or Equal to 3.0%	4	6.8%
Greater than or Equal to 2.5% And Less Than 3.0%	7	11.9%
Greater than or Equal to 2.0% And Less Than 2.5%	15	25.4%
Greater than or Equal to 1.5% And Less Than 2.0%	20	33.9%
Greater than or Equal to 1.0% And Less Than 1.5%	10	16.9%
Greater than or Equal to 0.5% And Less Than 1.0%	3	5.1%
Greater than or Equal to 0.0% And Less Than 0.5%	0	0.0%
Greater than or Equal to -0.5% And Less Than 0.0%	0	0.0%
Greater than or Equal to -1.0% And Less Than -0.5%	0	0.0%
Greater than or Equal to -1.5% And Less Than -1.0%	0	0.0%
Greater than or Equal to -2.0% And Less Than -1.5%	0	0.0%
Greater than or Equal to -2.5% And Less Than -2.0%	0	0.0%
Greater than or Equal to -3.0% And Less Than -2.5%	0	0.0%
Less Than -3.0%	0	0.0%

	59	100.0%

* First day of secondary market trading.

HYD PERFORMANCE COMPARISON
(unaudited)

This graph compares a hypothetical $10,000 investment in the Market Vectors High-Yield Municipal Index ETF at commencement with a similar investment in the Barclays Capital Municipal Custom High Yield Composite Index.

Market Vectors High-Yield Municipal Index ETF (HYD)
vs. Barclays Capital Municipal Custom High Yield Composite Index

Since
Total Return 4/30/09	Inception
High-Yield Municipal Index ETF (NAV)[1]	4.32%

High-Yield Municipal Index (Share Price)[2]	5.35%

Barclays Capital Municipal Custom High Yield Composite Index	3.04%

[1]	Commencement date for the Market Vectors High-Yield Municipal Index ETF was 2/4/09.

[2]

The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until one day after the Fund’s commencement, for the period from commencement (2/4/09) to the first day of secondary market trading in shares of the Fund (2/5/09), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects current temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting www.vaneck.com/muni.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Barclays Capital Municipal Custom High Yield Composite Index

The Index is made up of a 25%/75% blend of investment grade triple-B and non-investment grade munis, and draws 75% of its holdings from bonds issued as part of transaction sizes of $100 million or more. To be included in the Index, bonds must have an outstanding par value of at least $3 million for non-investment grade and $7 million for investment grade; 25% of index in investment-grade triple-B bonds issued as part of transaction sizes of at least $100 million in value; 50% of index in non-investment grade bonds issued as part of transaction of at least $100 million; 25% of index in non-investment grade bonds issued as part of transaction of $20-$100 million in size; fixed rate; nominal maturity of greater than one year; dated-date after 12/31/1990. Barclays Capital does not sponsor, endorse, or promote the Funds and bears no liability with respect to any such Funds or security.

INTERMEDIATE MUNICIPAL INDEX ETF (ITM)

ITM PERFORMANCE RECORD
4/30/09 (unaudited)

Average Annual Total Return

	Share Price	NAV	INDEX*

One Year	4.45%	4.32%	5.81%
Life since 12/4/07	3.67%	3.37%	4.72%

Gross Expense Ratio 0.70% / Net Expense Ratio 0.20%

The Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.20% of average net assets per year at least until September 1, 2009.

The price used to calculate market return (SHARE PRICE) is determined by using the closing price listed on the NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (12/4/07) to the first day of secondary market trading in shares of the Fund (12/6/07), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects current temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting www.vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the redemption of Fund shares.

* Barclays Capital AMT-Free Intermediate Continuous Municipal Index

To be included in the index, bonds must be rated investment-grade (Baa3/BBB-or higher) by at least two of the following ratings agencies: Moody’s, S&P, Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment-grade. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date within the last five years, and must be at least six years but less than seventeen years from their maturity date. Remarketed issues, taxable municipal bonds, AMT municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark. Barclays Capital does not sponsor, endorse, or promote the Funds and bears no liability with respect to any such Funds or security.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(unaudited)

Intermediate Municipal Index ETF (ITM)
Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for ITM is at a premium or discount to its daily net asset value (NAV). The chart is for comparative purposes only and represents the period noted.

	December 6, 2007* through April 30, 2009

Premium/Discount Range	Number of Days	Percentage of Total Days

Greater than or Equal to 3.0%	3	0.9%
Greater than or Equal to 2.5% And Less Than 3.0%	3	0.9%
Greater than or Equal to 2.0% And Less Than 2.5%	5	1.4%
Greater than or Equal to 1.5% And Less Than 2.0%	6	1.7%
Greater than or Equal to 1.0% And Less Than 1.5%	33	9.4%
Greater than or Equal to 0.5% And Less Than 1.0%	85	24.1%
Greater than or Equal to 0.0% And Less Than 0.5%	119	33.8%
Greater than or Equal to -0.5% And Less Than 0.0%	63	17.9%
Greater than or Equal to -1.0% And Less Than -0.5%	11	3.1%
Greater than or Equal to -1.5% And Less Than -1.0%	5	1.4%
Greater than or Equal to -2.0% And Less Than -1.5%	5	1.4%
Greater than or Equal to -2.5% And Less Than -2.0%	5	1.4%
Greater than or Equal to -3.0% And Less Than -2.5%	3	0.9%
Less Than -3.0%	6	1.7%

	352	100.0%

* First day of secondary market trading.

ITM PERFORMANCE COMPARISON
(unaudited)

This graph compares a hypothetical $10,000 investment in the Market Vectors Intermediate Municipal Index ETF at commencement with a similar investment in the Barclays Capital AMT-Free Intermediate Continuous Municipal Index.

Market Vectors Intermediate Municipal Index ETF (ITM)
vs. Barclays Capital AMT-Free Intermediate Continuous Municipal Index

		Since
Average Annual Total Return 4/30/09	1 Year	Inception
Intermediate Municipal Index ETF (NAV)[1]	4.32%	3.37%

Intermediate Municipal Index (Share Price)[2]	4.45%	3.67%

Barclays Capital AMT-Free Intermediate Continuous Municipal Index	5.81%	4.72%

[1]	Commencement date for the Market Vectors Intermediate Municipal Index ETF was 12/4/07.

[2]

The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (12/4/07) to the first day of secondary market trading in shares of the Fund (12/6/07), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects current temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting www.vaneck.com/muni.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Barclays Capital AMT-Free Intermediate Continuous Municipal Index

To be included in the index, bonds must be rated investment-grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody’s, S&P, Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment-grade. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date within the last five years, and must be at least six years but less than seventeen years from their maturity date. Remarketed issues, taxable municipal bonds, AMT municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark. Barclays Capital hers does not sponsor, endorse, or promote the Fund and bears no liability with respect to any such Fund or security.

LONG MUNICIPAL INDEX ETF (MLN)

MLN PERFORMANCE RECORD
4/30/09 (unaudited)

Average Annual Total Return

	Share Price	NAV	INDEX*

One Year	-5.63%	-6.24%	-2.57%
Life since 1/2/08	-6.45%	-6.48%	-2.99%

Gross Expense Ratio 0.78% / Net Expense Ratio 0.24%

The Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.24% of average daily net assets per year at least until September 1, 2009.

The price used to calculate market return (SHARE PRICE) is determined by using the closing price listed on the NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (1/2/08) to the first day of secondary market trading in shares of the Fund (1/7/08), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects current temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting www.vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the redemption of Fund shares.

* Barclays Capital AMT-Free Long Continuous Municipal Index

To be included in the index, bonds must be rated investment-grade (Baa3/BBB-or higher) by at least two of the following ratings agencies: Moody’s, S&P, Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment-grade. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date within the last five years, and must be at least seventeen years from their maturity date. Remarketed issues, taxable municipal bonds, AMT municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark. Barclays Capital does not sponsor, endorse, or promote the Funds and bears no liability with respect to any such Funds or security.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(unaudited)

Long Municipal Index ETF (MLN)
Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for MLN is at a premium or discount to its daily net asset value (NAV). The chart is for comparative purposes only and represents the period noted.

	January 7, 2008* through April 30, 2009

Premium/Discount Range	Number of Days	Percentage of Total Days

Greater than or Equal to 3.0%	4	1.2%
Greater than or Equal to 2.5% And Less Than 3.0%	3	0.9%
Greater than or Equal to 2.0% And Less Than 2.5%	6	1.8%
Greater than or Equal to 1.5% And Less Than 2.0%	10	3.0%
Greater than or Equal to 1.0% And Less Than 1.5%	16	4.8%
Greater than or Equal to 0.5% And Less Than 1.0%	46	13.9%
Greater than or Equal to 0.0% And Less Than 0.5%	89	26.8%
Greater than or Equal to -0.5% And Less Than 0.0%	83	25.0%
Greater than or Equal to -1.0% And Less Than -0.5%	37	11.2%
Greater than or Equal to -1.5% And Less Than -1.0%	9	2.7%
Greater than or Equal to -2.0% And Less Than -1.5%	10	3.0%
Greater than or Equal to -2.5% And Less Than -2.0%	9	2.7%
Greater than or Equal to -3.0% And Less Than -2.5%	4	1.2%
Less Than -3.0%	6	1.8%

	332	100.0%

* First day of secondary market trading.

MLN PERFORMANCE COMPARISON
(unaudited)

This graph compares a hypothetical $10,000 investment in the Market Vectors Long Municipal Index ETF at commencement with a similar investment in the Barclays Capital AMT-Free Long Continuous Municipal Index.

Market Vectors Long Municipal Index ETF (MLN)
vs. Barclays Capital AMT-Free Long Continuous Municipal Index

		Since
Total Return 4/30/09	1 Year	Inception
Long Municipal Index ETF (NAV)[1]	-6.24%	-6.48%

Long Municipal Index (Share Price)[2]	-5.63%	-6.45%

Barclays Capital AMT-Free Long Continuous Municipal Index	-2.57%	-2.99%

[1]	Commencement date for the Market Vectors Long Municipal Index ETF was 1/2/08.

[2]

The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (1/2/08) to the first day of secondary market trading in shares of the Fund (1/7/08), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects current temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting www.vaneck.com/muni.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Barclays Capital AMT-Free Long Continuous Municipal Index

To be included in the index, bonds must be rated investment-grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody’s, S&P, Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment-grade. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date within the last five years, and must be at least seventeen years from their maturity date. Remarketed issues, taxable municipal bonds, AMT municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark. Barclays Capital hers does not sponsor, endorse, or promote the Fund and bears no liability with respect to any such Fund or security.

PRE-REFUNDED MUNICIPAL INDEX ETF (PRB)

PRB PERFORMANCE RECORD
4/30/09 (unaudited)

Total Return

	Share Price	NAV	INDEX*

Life since 2/2/09	0.42%	0.06%	0.30%

Gross Expense Ratio 1.26% / Net Expense Ratio 0.24%

The Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.24% of average daily net assets per year at least until September 1, 2010.

The price used to calculate market return (SHARE PRICE) is determined by using the closing price listed on the NYSE Arca. Since the shares of the Fund did not trade in the secondary market until one day after the Fund’s commencement, for the period from commencement (2/2/09) to the first day of secondary market trading in shares of the Fund (2/3/09), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects current temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting www.vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the redemption of Fund shares.

* Barclays Capital Municipal Pre-Refunded—Treasury-Escrowed Index

The Index is comprised of pre-refunded and escrowed-to-maturity municipal securities secured by an escrow or trust account containing obligations that are directly issued or unconditionally guaranteed by the U.S. government. The escrowed securities consist solely of U.S. Treasury obligations. To be included in the Index, bonds must have a nominal maturity of 1-30 years; outstanding par value of at least $7 million; issued as part of transaction of at least $75 million in value; fixed rate coupon and denominated in U.S. dollars. Barclays Capital does not sponsor, endorse, or promote the Funds and bears no liability with respect to any such Funds or security.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(unaudited)

Pre-Refunded Municipal Index ETF (PRB)
Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for PRB is at a premium or discount to its daily net asset value (NAV). The chart is for comparative purposes only and represents the period noted.

	February 3* through April 30, 2009

Premium/Discount Range	Number of Days	Percentage of Total Days

Greater than or Equal to 3.0%	1	1.6%
Greater than or Equal to 2.5% And Less Than 3.0%	0	0.0%
Greater than or Equal to 2.0% And Less Than 2.5%	0	0.0%
Greater than or Equal to 1.5% And Less Than 2.0%	1	1.6%
Greater than or Equal to 1.0% And Less Than 1.5%	0	0.0%
Greater than or Equal to 0.5% And Less Than 1.0%	21	34.5%
Greater than or Equal to 0.0% And Less Than 0.5%	28	45.9%
Greater than or Equal to -0.5% And Less Than 0.0%	10	16.4%
Greater than or Equal to -1.0% And Less Than -0.5%	0	0.0%
Greater than or Equal to -1.5% And Less Than -1.0%	0	0.0%
Greater than or Equal to -2.0% And Less Than -1.5%	0	0.0%
Greater than or Equal to -2.5% And Less Than -2.0%	0	0.0%
Greater than or Equal to -3.0% And Less Than -2.5%	0	0.0%
Less Than -3.0%	0	0.0%

	61	100.0%

* First day of secondary market trading.

PRB PERFORMANCE COMPARISON
(unaudited)

This graph compares a hypothetical $10,000 investment in the Market Vectors Pre-Refunded Municipal Index ETF at commencement with a similar investment in the Barclays Capital Municipal Pre-Refunded—Treasury-Escrowed Index.

Market Vectors Pre-Refunded Municipal Index ETF (PRB)
vs. Barclays Capital Municipal Pre-Refunded–Treasury-Escrowed Index

Since
Total Return 4/30/09	Inception
Pre-Refunded Municipal Index ETF (NAV)[1]	0.06%

Pre-Refunded Municipal Index (Share Price)[2]	0.42%

Barclays Capital Municipal Pre-Refunded–Treasury-Escrowed Index	0.30%

[1]	Commencement date for the Market Vectors Pre-Refunded Municipal Index ETF was 2/2/09.

[2]

The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until one day after the Fund’s commencement, for the period from commencement (2/2/09) to the first day of secondary market trading in shares of the Fund (2/3/09), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects current temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting www.vaneck.com/muni.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Barclays Capital Municipal Pre-Refunded—Treasury-Escrowed Index

The Index is comprised of pre-refunded and escrowed-to-maturity municipal securities secured by an escrow or trust account containing obligations that are directly issued or unconditionally guaranteed by the U.S. government. The escrowed securities consist solely of U.S. Treasury obligations. To be included in the Index, bonds must have a nominal maturity of 1-30 years; outstanding par value of at least $7 million; issued as part of transaction of at least $75 million in value; fixed rate coupon and denominated in U.S. dollars. Barclays Capital does not sponsor, endorse, or promote the Funds and bears no liability with respect to any such Funds or security.

SHORT MUNICIPAL INDEX ETF (SMB)

SMB PERFORMANCE RECORD
4/30/09 (unaudited)

Average Annual Total Return
	Share Price	NAV	INDEX*

One Year	6.18%	5.50%	6.21%
Life since 2/22/08	5.18%	4.67%	5.38%

Gross Expense Ratio 1.11% / Net Expense Ratio 0.16%

The Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.16% of average net assets per year at least until September 1, 2009.

The price used to calculate market return (SHARE PRICE) is determined by using the closing price listed on the NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (2/22/08) to the first day of secondary market trading in shares of the Fund (2/26/08), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects current temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting www.vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the redemption of Fund shares.

* Barclays Capital AMT-Free Short Continuous Municipal Index

To be included in the index, bonds must be rated investment-grade (Baa3/BBB-or higher) by at least two of the following ratings agencies: Moody’s, S&P, Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment-grade. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date within the last five years, and must be at least one year but less than six years from their maturity date. Remarketed issues, taxable municipal bonds, AMT municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark. Barclays Capital does not sponsor, endorse, or promote the Funds and bears no liability with respect to any such Funds or security.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(unaudited)

Short Municipal Index ETF (SMB)
Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for SMB is at a premium or discount to its daily net asset value (NAV). The chart is for comparative purposes only and represents the period noted.

	February 26, 2008* through April 30, 2009

Premium/Discount Range	Number of Days	Percentage of Total Days

Greater than or Equal to 3.0%	0	0.0%
Greater than or Equal to 2.5% And Less Than 3.0%	0	0.0%
Greater than or Equal to 2.0% And Less Than 2.5%	0	0.0%
Greater than or Equal to 1.5% And Less Than 2.0%	2	0.7%
Greater than or Equal to 1.0% And Less Than 1.5%	13	4.4%
Greater than or Equal to 0.5% And Less Than 1.0%	51	17.1%
Greater than or Equal to 0.0% And Less Than 0.5%	144	48.4%
Greater than or Equal to -0.5% And Less Than 0.0%	45	15.1%
Greater than or Equal to -1.0% And Less Than -0.5%	23	7.7%
Greater than or Equal to -1.5% And Less Than -1.0%	11	3.7%
Greater than or Equal to -2.0% And Less Than -1.5%	4	1.3%
Greater than or Equal to -2.5% And Less Than -2.0%	1	0.3%
Greater than or Equal to -3.0% And Less Than -2.5%	0	0.0%
Less Than -3.0%	4	1.3%

	298	100.0%

* First day of secondary market trading.

SMB PERFORMANCE COMPARISON
(unaudited)

This graph compares a hypothetical $10,000 investment in the Market Vectors Short Municipal Index ETF at commencement with a similar investment in the Barclays Capital AMT-Free Short Continuous Municipal Index.

Market Vectors Short Municipal Index ETF (SMB)
vs. Barclays Capital AMT-Free Short Continuous Municipal Index

		Since
Average Annual Total Return 4/30/09	1 Year	Inception
Short Municipal Index ETF (NAV)[1]	5.50%	4.67%

Short Municipal Index (Share Price)[2]	6.18%	5.18%

Barclays Capital AMT-Free Short Continuous Municipal Index	6.21%	5.38%

[1]	Commencement date for the Market Vectors Short Municipal Index ETF was 2/22/08.

[2]

The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (2/22/08) to the first day of secondary market trading in shares of the Fund (2/26/08), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects current temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting www.vaneck.com/muni.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Barclays Capital AMT-Free Short Continuous Municipal Index

To be included in the index, bonds must be rated investment-grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody’s, S&P, Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment-grade. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date within the last five years, and must be at least one year but less than six years from their maturity date. Remarketed issues, taxable municipal bonds, AMT municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark. Barclays Capital does not sponsor, endorse, or promote the Fund and bears no liability with respect to any such Fund or security.

MARKET VECTORS ETF TRUST

EXPLANATION OF EXPENSES
(unaudited)

As a shareholder of a Fund, you incur operating expenses, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period November 1, 2008, or commencement of Fund operations, if later, and held for the entire period to April 30, 2009.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period”.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as fees on purchase payments. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Annualized Expense Ratio	Expenses Paid During Period* November 1, 2008- April 30, 2009

Intermediate Municipal Index ETF
Actual	$1,000.00	$1,085.20	0.20%	$1.03
Hypothetical**	$1,000.00	$1,023.80	0.20%	$1.00

Long Municipal Index ETF
Actual	$1,000.00	$1,077.50	0.24%	$1.24
Hypothetical**	$1,000.00	$1,023.60	0.24%	$1.20

Short Municipal Index ETF
Actual	$1,000.00	$1,053.70	0.16%	$0.81
Hypothetical**	$1,000.00	$1,024.00	0.16%	$0.80

*

Expenses are equal to the Fund’s annualized expense ratio (for the six months ended April 30, 2009), multiplied by the average account value over the period, multiplied by 181 and divided by 365 (to reflect the one-half year period).

**	Assumes annual return of 5% before expenses.

	Beginning Account Value (Commencement of Operations)#	Ending Account Value April 30, 2009	Annualized Expense Ratio	Expenses Paid During Period† from (Commencement of Operations)- April 30, 2009

High-Yield Municipal Index ETF
Actual	$1,000.00	$1,043.20	0.35%	$0.83
Hypothetical**	$1,000.00	$1,010.83	0.35%	$0.82

Pre-Refunded Municipal Index ETF
Actual	$1,000.00	$1,000.70	0.24%	$0.56
Hypothetical**	$1,000.00	$1,011.08	0.24%	$0.56

#	High-Yield Municipal Index ETF and Pre-Refunded Municipal ETF commenced operations on February 4, 2009 and February 2, 2009, respectively.

†

Expenses are equal to the Fund’s annualized expense ratio (for the period from commencement of operations to April 30, 2009), multiplied by the average account value over the period, multiplied by the number of days from inception to April 30, 2009, and divided by 365 (to reflect the period from commencement).

**	Assumes annual return of 5% before expenses.

HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
April 30, 2009

Principal Amount		Value

MUNICIPAL BONDS: 96.7%
Arizona: 1.2%
$1,500,000	Pima County, Arizona Individual Development Authority, Charter School Projects, Series O (RB) 5.25%, 7/1/31	$990,855

California: 9.8%
3,785,000	California Statewide Community Development Authority, California Baptist University, Series A (RB) 5.40%, 11/1/27	2,457,033
2,000,000	Golden State Tobacco Securitization Corp., California Tobacco Settlement, Series A-1 (RB) 4.50%, 6/1/27	1,617,980
3,000,000	Inland Empire Tobacco Securitization Authority, California Asset Backed-Turbo, Series A (RB) 4.625%, 6/1/21	2,405,910
1,500,000	West Sacramento, California Financing Authority, Series A (RB) 5.00%, 9/1/26	1,216,905

		7,697,828

Colorado: 1.3%
1,500,000	Colorado Health Facilities Authority, Health & Residential, Volunteers of America Care Facilities (RB) 5.20%, 7/1/22	997,035

Florida: 4.4%
1,500,000	Crosscreek Community Development District, Florida, Series A (ST) 5.60%, 5/1/39	764,130
4,000,000	Six Mile Creek Community Development District, Florida, Capital Improvement (ST) 5.875%, 5/1/38	1,879,720
1,525,000	Wentworth Estates Community Development District, Florida, Series B (ST) (XCLA) 5.125%, 11/1/12	840,839

		3,484,689

Guam: 2.1%
2,000,000	Guam Government Waterworks Authority Water & Wastewater System (RB) 5.875%, 7/1/35	1,623,780

Illinois: 9.4%
2,000,000	Hampshire, Illinois Special Service Area No. 16 Crown Development Project Prairie Ridge (ST) 6.00%, 3/1/46	1,160,040

See Notes to Financial Statements

Principal Amount		Value

Illinois: (continued)
$2,000,000	Hampshire, Illinois Special Service Area No. 16 Crown Development Project Prairie Ridge East (ST) 6.00%, 3/1/46	$1,171,440
4,000,000	Illinois Financing Authority, Sherman Health System, Series A (RB) 5.50%, 8/1/37	2,716,000
4,500,000	Illinois Financing Authority, Sedgebrook Inc. Facility, Series A (RB) 6.00%, 11/15/37	2,353,230

		7,400,710

Iowa: 1.1%
1,500,000	Iowa Finance Authority, Senior Living Facilities, Deerfield Retirement Community (RB) 5.50%, 11/15/17	837,390

Louisiana: 3.1%
3,250,000	Lakeshore Village Master Community Development District (ST) 5.25%, 7/1/17	2,427,653

Maryland: 1.3%
2,000,000	Maryland State Economic Development Corp., Chesapeake Bay Area, Series A (RB) 5.00%, 12/1/31	1,052,060

Michigan: 4.1%
3,310,000	Michigan State Strategic Fund, Solid Waste Disposal, Obligated-Waste Management System Project (RB) 4.625%, 12/1/12	3,245,389

Missouri: 0.5%
570,000	Saint Louis, Missouri Industrial Development Authority, Confluence Academy Project, Series A (RB) 5.35%, 6/15/32	372,655

Montana: 1.7%
2,000,000	Montana State Board, Resource Recovery, Yellowstone Energy Project (RB) 7.00%, 12/31/19	1,313,480

Nebraska: 5.4%
3,500,000	Central Plains Energy Project, Nebraska Gas Project No. 1, Series A (RB) 5.00%, 12/1/15	3,087,315
2,000,000	Nebraska Educational Finance Authority, Concordia University Project (RB) 5.00%, 10/1/37	1,204,120

		4,291,435

See Notes to Financial Statements

HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

Principal Amount		Value

New Jersey: 2.6%
$2,600,000	New Jersey Economic Development Authority, Gloucester Marine Project A (RB) 6.625%, 1/1/37	$2,025,088
Ohio: 2.8%
2,000,000	Buckeye, Ohio Tobacco Settlement Finance Authority, Asset-Backed-Senior-Turbo, Series A-2 (RB) 5.75%, 6/1/34	1,189,080
1,760,000	Buckeye, Ohio Tobacco Settlement Finance Authority, Asset-Backed-Senior-Turbo, Series A-2 (RB) 5.875%, 6/1/47	985,723

		2,174,803

Oklahoma: 2.1%
2,000,000	Tulsa, Oklahoma Municipal Airport Trust, Series A (RB) 7.75%, 6/1/35	1,647,300

Pennsylvania: 9.2%
4,000,000	Allegheny County, Pennsylvania Hospital Development Authority, Health System, West Pennsylvania, Series A (RB) 5.00%, 11/15/28	2,184,440
2,500,000	Pennsylvania Economic Development Finance Authority, Colver Project, Series G (RB) 5.125%, 12/1/15	2,012,825
600,000	Pennsylvania Economic Development Finance Authority, Exempt Facilities Reliant Energy Seward LLC, Series 2001A (RB) 6.75%, 12/1/36	553,704
2,000,000	Pennsylvania Economic Development Finance Authority, Exempt Facilities Reliant Energy Seward LLC, Series 2003A (RB) 6.75%, 12/1/36	1,845,680
675,000	Pennsylvania Economic Development Finance Authority, Exempt Facilities Reliant Energy Seward LLC, Series B (RB) 6.75%, 12/1/36	622,917

		7,219,566

Puerto Rico: 8.2%
3,330,000	Puerto Rico Commonwealth, Public Improvement, Series A (RB) 5.50%, 7/1/19	3,268,861
3,185,000	Puerto Rico Public Financing Corp., Commonwealth Appropriation, Series A (GO) (NATL) 5.75%, 8/1/27	3,187,070

		6,455,931

See Notes to Financial Statements

Principal Amount		Value

South Carolina: 2.3%
$2,800,000	South Carolina Jobs-Economic Development Authority, Hospital Improvement, Hampton Regional Medical Center Project (RB) 5.25%, 11/1/36	$1,840,104

South Dakota: 3.8%
1,500,000	Sioux Falls, South Dakota Health Facilities, Dow Rummel Village Project (RB) 5.00%, 11/15/21	1,092,555
3,100,000	Sioux Falls, South Dakota Health Facilities, Dow Rummel Village Project (RB) 5.00%, 11/15/33	1,901,974

		2,994,529

Texas: 14.2%
2,655,000	Alliance Airport Authority, Texas Special Facilities, American Airlines (RB) 7.00%, 12/1/11	1,745,954
4,000,000	Austin, Texas Convention Enterprises Inc., First Tier Series A (RB) (XCLA) 5.25%, 1/1/24	3,077,320
350,000	Hidalgo County, Texas Health Services Corp., Mission Hospital Project, Series 2008 (RB) 5.00%, 8/15/16	304,591
3,435,000	Hidalgo County, Texas Health Services Corp., Mission Hospital Project, Series 2008 (RB) 5.00%, 8/15/22	2,631,416
2,800,000	Tarrant County, Texas Cultural Education Facilities Finance Corp. (RB) 6.375%, 11/1/36	1,850,688
2,600,000	Texas State Public Finance Authority Charter School Finance Corp., Cosmos Foundation, Series A (RB) 5.375%, 2/15/37	1,571,414

		11,181,383

Virginia: 2.0%
3,000,000	Tobacco Settlement Financing Corp., Senior Series B-1 (RB) 5.00%, 6/1/47	1,592,850

Wisconsin: 4.1%
4,500,000	Wisconsin State Health & Educational Facilities Authority, Wheaton Franciscan Services (RB) 5.125%, 8/15/33	2,871,405
500,000	Wisconsin State Health & Educational Facilities Authority, Wheaton Healthcare, Series B (RB) 5.125%, 8/15/30	327,535

		3,198,940

See Notes to Financial Statements

HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

Value

Total Municipal Bonds (Cost: $74,365,007)	$76,065,453

Total Investments: 96.7% (Cost: $74,365,007)	76,065,453
Other assets less liabilities: 3.3%	2,585,281

NET ASSETS: 100.0%	$78,650,734

GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
ST	Special Tax
XCLA	Syncora Guarantee Inc.

Summary of Investments By Sector	% of Investments	Value

Airport	4.5%	$3,393,254
Development	21.7	16,521,037
Education	3.9	2,934,924
Facilities	3.0	2,268,965
General Obligation	4.3	3,268,861
Higher Education	4.8	3,661,153
Medical	19.4	14,726,179
Nursing Homes	9.4	7,182,184
Pollution	8.2	6,267,690
Power	1.7	1,313,480
Tobacco Settlement	10.2	7,791,543
Transportation	2.7	2,025,088
Utilities	4.1	3,087,315
Water	2.1	1,623,780

	100.0%	$76,065,453

See Notes to Financial Statements

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
April 30, 2009

Principal Amount		Value

MUNICIPAL BONDS: 98.2%
Arizona: 2.6%
$ 250,000	Arizona Health Facilities Authority, Series D (RB) 5.50%, 1/1/20	$256,733
250,000	Arizona State Transportation Board, Series A (RB) 5.00%, 7/1/20	269,618
250,000	Arizona Water Infrastructure Finance Authority, Series A (RB) 5.00%, 10/1/20	283,470
250,000	Phoenix, Arizona, Civic Improvement Corp., Light Rail Project (RB) (AMBAC) 5.00%, 7/1/17	269,740
250,000	Phoenix, Arizona, Civic Improvement Corp., Wastewater System (RB) (NATL) 5.00%, 7/1/22	268,138

		1,347,699

California: 13.2%
1,000,000	Bay Area Infrastructure Financing Authority (RB) (XLCA) 5.00%, 8/1/17	995,260
500,000	Bay Area Infrastructure Financing Authority (RB) (NATL) (FGIC) 5.00%, 8/1/17	497,630
500,000	Bay Area Toll Authority, Series F (RB) 5.00%, 4/1/20	539,905
250,000	California State (GO) 5.00%, 11/1/15	273,725
500,000	California State Public Works Board, Series A (RB) 5.50%, 6/1/20	512,860
1,000,000	California State Public Works Board, Series K (RB) 5.00%, 11/1/24	937,950
250,000	La Quinta, California Financing Authority, Series A (TA) (AMBAC) 5.25%, 9/1/24	231,560
250,000	Los Angeles, California Convention & Exhibition Center, Series A (RB) 5.00%, 8/15/17	277,303
250,000	Los Angeles, California Convention & Exhibition Center, Series A (RB) 5.125%, 8/15/22	268,398
250,000	Los Angeles, California Department of Water & Power System, Series A-1 (RB) (AMBAC) 5.00%, 7/1/20	271,223
250,000	Los Angeles, California Unified School District, Series B (GO) (FGIC) 4.75%, 7/1/20	259,505
500,000	Los Angeles, California Unified School District, Series E (GO) (AMBAC) 5.00%, 7/1/24	509,780

See Notes to Financial Statements

33

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

Principal Amount		Value

California: (continued)
$ 250,000	Los Angeles, California Unified School District, Series H (GO) (FSA) 5.00%, 7/1/23	$261,218
250,000	San Diego, California Community College District (GO) (FSA) 5.00%, 8/1/25	258,160
250,000	San Francisco, California City & County Laguna Honda Hospital, Series A (GO) (AMBAC) 5.00%, 6/15/17	269,140
250,000	San Jose, California Redevelopment Agency, Series D (TA) (AMBAC) 5.00%, 8/1/19	246,440
250,000	University of California, Limited Project, Series A (RB) (NATL) 5.00%, 5/15/24	254,740

		6,864,797

Connecticut: 3.2%
250,000	Bridgeport, Connecticut Crossover, Series C (GO) (NATL) 5.50%, 8/15/19	261,978
250,000	Connecticut State, Series B (GO) 5.00%, 5/1/15	287,713
1,000,000	Connecticut State, Series E (GO) 5.00%, 12/15/20	1,117,130

		1,666,821

District of Columbia: 0.9%
250,000	District of Columbia, Series A (GO) (FSA) 5.00%, 6/1/23	253,123
250,000	Washington D.C. Convention Center Authority, Senior Lien, Series A (RB) (AMBAC) 4.50%, 10/1/23	215,903

		469,026

Florida: 7.9%
250,000	Florida State Board of Education, Capital Outlay 2006, Series A (GO) 5.00%, 6/1/15	278,738
225,000	Florida State Department of Environmental Protection, Series A (RB) (AGO) 5.00%, 7/1/22	239,785
500,000	Florida State Department of Environmental Protection, Series B (RB) (NATL) 5.00%, 7/1/22	512,660
250,000	Miami-Dade County, Florida Educational Facilities Series B (RB) (AMBAC) 5.25%, 4/1/22	259,255

See Notes to Financial Statements

34

Principal Amount		Value

Florida: (continued)
$500,000	Miami-Dade County, Florida School Board Series A (CP) (AMBAC) 5.00%, 8/1/19	$507,730
500,000	Miami-Dade County, Florida School Board Series B (CP) (AGO) 5.25%, 5/1/21	524,080
500,000	Miami-Dade County, Florida Public Facilities Jackson Health System, Series B (RB) (NATL) 5.00%, 6/1/17	502,840
250,000	Orange County, Florida Tourist Development Revenue (RB) (AMBAC) 5.00%, 10/1/20	254,095
250,000	Palm Beach County, Florida School Board, Series A (CP) (FSA) 5.00%, 8/1/22	261,980
250,000	Polk County, Florida School District (RB) (FSA) 5.00%, 10/1/17	273,288
500,000	Tampa, Florida Sports Authority (RB) (FSA) 5.00%, 1/1/26	505,365

		4,119,816

Georgia: 1.1%
250,000	Douglas County School District, Georgia (GO) (FSA) (SAW) 5.00%, 4/1/23	270,490
250,000	Georgia State, Series C (GO) 5.00%, 7/1/20	281,685

		552,175

Hawaii: 1.0%
500,000	Hawaii State, Series DD (GO) (NATL) 5.00%, 5/1/21	534,765

Illinois: 5.5%
250,000	Chicago O’Hare International Airport, 3rd Lien, Series A (RB) (AMBAC) 5.00%, 1/1/20	253,800
250,000	Chicago O’Hare International Airport, 3rd Lien, Series B (RB) (NATL) 5.25%, 1/1/16	264,643
500,000	Chicago O’Hare International Airport, 3rd Lien, Series B (RB) (FSA) 5.00%, 1/1/19	518,960
500,000	Chicago O’Hare International Airport, 3rd Lien, Series B (RB) (FSA) 5.00%, 1/1/20	513,400
250,000	Chicago, Illinois, Modern School Across Chicago Program, Series B (GO) (AMBAC) 5.00%, 12/1/20	265,180
250,000	Chicago, Illinois, Project & Refunding, Series A (GO) (FSA) 5.00%, 1/1/25	256,095

See Notes to Financial Statements

35

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

Principal Amount		Value

Illinois: (continued)
$250,000	Chicago, Illinois, Transportation Authority, Section 4309 (RB) (AGO) 5.00%, 6/1/16	$274,128
250,000	Chicago, Illinois, Transportation Authority, Section 5307-A (RB) (AGO) 5.25%, 6/1/23	263,260
250,000	Illinois State Toll Highway Authority, Senior Priority Series A-1 (RB) (FSA) 5.00%, 1/1/22	264,135

		2,873,601

Indiana: 3.6%
750,000	Indiana Finance Authority Highway Revenue, Series A (RB) (NATL) (FGIC) 5.00%, 12/1/23	740,505
250,000	Indiana State Finance Authority Revolving Fund Program, Series A (RB) 5.25%, 2/1/17	293,290
500,000	Indiana State Finance Authority Revolving Fund Program, Series B (RB) 5.00%, 2/1/19	565,265
250,000	Indiana Transportation Finance Authority, Series A (RB) (FGIC) 5.25%, 6/1/29	291,100

		1,890,160

Kentucky: 1.1%
250,000	Kentucky State Property & Buildings Commission, Project No. 84 (RB) (NATL) 5.00%, 8/1/18	278,328
250,000	Kentucky State Property & Buildings Commission, Project No. 90 (RB) 5.75%, 11/1/19	290,480

		568,808

Louisiana: 0.5%
250,000	State of Louisiana, Series B (GO) (CIFG) 5.00%, 7/15/17	275,325

Maryland: 0.5%
250,000	Maryland State Department of Transportation Second Issue (RB) 5.00%, 9/1/22	276,663

Massachusetts: 3.3%
250,000	Massachusetts State Health & Education Facilities Authority, Boston Medical Center, Series B (RB) 4.75%, 7/1/23	205,208

See Notes to Financial Statements

36

Principal Amount		Value

Massachusetts: (continued)
$1,000,000	Massachusetts State Health & Education Facilities Authority, Lahey Clinic Medical Center, Series C (RB) (NATL) (FGIC) 5.00%, 8/15/23	$917,380
250,000	Massachusetts State Special Obligation (RB) (FGIC) 5.25%, 1/1/27	281,905
250,000	Massachusetts State Water Pollution Abatement, Series A (RB) 5.25%, 8/1/15	293,103

		1,697,596

Michigan: 4.1%
245,000	Dearborn, Michigan School District (GO) (NATL) (FGIC) (SBLF) 5.00%, 5/1/17	262,824
250,000	Detroit City School District, Series A (GO) (FSA) (SBLF) 5.00%, 5/1/22	243,250
250,000	Detroit City School District, Series A (GO) (FSA) (SBLF) 5.00%, 5/1/23	240,860
250,000	Michigan Municipal Board Authority, Clean Water Revolving Fund (RB) 5.00%, 10/1/15	288,215
250,000	Michigan Municipal Board Authority, Clean Water Revolving Fund (RB) 5.00%, 10/1/18	276,328
250,000	Michigan State Building Authority, Series 1A (RB) (NATL) (FGIC) 4.52%, 10/15/18 (A)	149,810
250,000	Michigan State Building Authority, Series 1A (RB) (NATL) (FGIC) 4.61%, 10/15/19 (A)	138,005
500,000	Michigan State Strategic Fund Limited, Series A (RB) (AGO) 5.25%, 10/15/21	552,060

		2,151,352

Missouri: 1.4%
250,000	Kansas City, Missouri Municipal Assistance Corp. (RB) (NATL) (FGIC) 5.00%, 4/15/18	282,267
500,000	Missouri Joint Municipal Electric Utility Commission (RB) (NATL) 5.00%, 1/1/24	440,755

		723,022

Nebraska: 2.2%
1,000,000	University of Nebraska Facilities Corp., Deferred Maintenance (RB) (AMBAC) 5.00%, 7/15/17	1,138,220

Nevada: 2.5%
250,000	Clark County, Nevada School District, Series A (GO) 5.00%, 6/15/17	266,447

See Notes to Financial Statements

37

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

Principal Amount		Value

Nevada: (continued)
$250,000	Clark County, Nevada School District, Series B (GO) 5.00%, 6/15/24	$250,160
250,000	Clark County, Nevada School District, Series C (GO) (FSA) 5.00%, 6/15/20	261,725
500,000	Clark County, Nevada School District, Series C (GO) (FSA) 5.00%, 6/15/21	520,810

		1,299,142

New Jersey: 3.1%
500,000	Casino Reinvestment Development Authority, Series A (RB) (NATL) 5.25%, 6/1/17	520,255
250,000	New Jersey Transportation Trust Fund Authority, Series B (RB) (NATL) 5.50%, 12/15/19	278,037
250,000	New Jersey Transportation Trust Fund Authority, Series A (RB) (FSA) 4.25%, 12/15/22	242,687
250,000	New Jersey Transportation Trust Fund Authority, Series A (RB) (NATL) (FGIC) 5.75%, 6/15/25	276,125
250,000	New Jersey State Turnpike Authority, Series A (RB) (FSA) 5.00%, 1/1/20	266,172

		1,583,276

New Mexico: 0.5%
250,000	New Mexico Finance Authority, Series A (RB) (NATL) 5.25%, 6/15/19	273,732

New York: 15.1%
250,000	Erie County, New York Individual Development Agency School Facilities, City School District of Buffalo, Series A (RB) (FSA) 5.75%, 5/1/20	278,580
250,000	Erie County, New York Individual Development Agency School Facilities, City School District of Buffalo, Series A (RB) (FSA) 5.75%, 5/1/22	274,832
250,000	Liberty New York Development Corp., Goldman Sachs Headquarters (RB) 5.00%, 10/1/15	254,095
400,000	Long Island Power Authority Electric System, Series A (RB) (NATL) (FGIC) 5.00%, 12/1/23	403,540
500,000	New York City, Fiscal 2008 Series A-1 (GO) 5.00%, 8/1/17	543,920
250,000	New York City, Series C (GO) 5.00%, 8/1/24	253,052
250,000	New York City, Series D-1 (GO) 5.125%, 12/1/22	258,487

See Notes to Financial Statements

38

Principal Amount		Value

New York: (continued)
$ 500,000	New York City, Series E (GO) (FSA) 5.00%, 11/1/18	$525,175
250,000	New York City, Series I-1 (GO) 5.00%, 4/1/29	263,095
250,000	New York City, Sub Series F-1 (GO) (XLCA) 5.00%, 9/1/22	255,552
500,000	New York City, Sub Series J-1 (GO) 5.00%, 6/1/18	531,470
1,000,000	New York City, Sub Series L-1 (GO) 5.00%, 4/1/23	1,023,040
1,000,000	New York City Transitional Financing Authority, Series S-1 (RB) (NATL) (FGIC) (SAW) 5.00%, 7/15/19	1,049,390
250,000	New York State Dormitory Authority, Non State Supported Debt, School District Financing Program, Series A (RB) (FSA) 5.25%, 10/1/17	289,497
500,000	New York State Dormitory Authority, State Personal Income Tax, Series A (RB) 5.00%, 3/15/21	543,190
250,000	New York State Dormitory Authority, State Personal Income Tax, Series F (RB) (AMBAC) 5.00%, 3/15/25	258,052
250,000	New York State Thruway Authority Second General Highway & Bridges Trust Fund, Series A (RB) (NATL) (FGIC) 5.00%, 4/1/17	272,692
250,000	New York State Thruway Authority Second General Highway & Bridges Trust Fund, Series B (RB) (AMBAC) 5.00%, 4/1/18	267,200
250,000	New York State Urban Development Corp. (RB) (AMBAC) 5.50%, 3/15/17	291,185

		7,836,044

North Carolina: 0.6%
250,000	North Carolina State Highway (GO) 5.00%, 5/1/14	287,362

Ohio: 1.6%
250,000	Ohio State Major New State Infrastructure Project, Series 2008-1 (RB) 6.00%, 6/15/17	306,052
500,000	Ohio State Water Development Authority Pollution Control (RB) 4.50%, 12/1/20	527,970

		834,022

See Notes to Financial Statements

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

Principal Amount		Value

Oklahoma: 0.5%
$ 250,000	Grand River Dam Authority, Series A (RB) (BHAC) 5.00%, 6/1/22	$275,250

Oregon: 1.4%
675,000	Portland, Oregon Sewer System, Series B (RB) (FSA) 5.00%, 6/15/23	728,230

Pennsylvania: 4.2%
500,000	Allegheny County, Pennsylvania Airport Authority, Series B (RB) (FSA) 5.00%, 1/1/19	522,840
500,000	Allegheny County, Pennsylvania Hospital Development Authority, University of Pittsburgh Medical Center, Series B (RB) 5.00%, 6/15/16	523,410
250,000	Easton, Pennsylvania Area School District (GO) (FSA) (SAW) 7.50%, 4/1/21	305,367
500,000	Pennsylvania State, Second Series (GO) 5.00%, 1/1/22	540,465
250,000	Pennsylvania State Turnpike Commission Registration Fee, Series A (RB) (FSA) 5.25%, 7/15/22	279,330

		2,171,412

Puerto Rico: 2.4%
1,000,000	Puerto Rico Commonwealth, Series A (RB) (AGO) 5.00%, 7/1/15	1,021,170
250,000	Puerto Rico Municipal Finance Agency, Series A (GO) (FSA) 5.00%, 8/1/22	248,545

		1,269,715

South Carolina: 1.5%
250,000	Greenville County, South Carolina School District Installment (RB) (AGO) 5.00%, 12/1/25	259,562
500,000	South Carolina Transportation Infrastructure, Series A (RB) (AMBAC) 5.25%, 10/1/23	515,615

		775,177

Tennessee: 1.4%
250,000	Metropolitan Government of Nashville & Davidson County, Series C (GO) 5.00%, 2/1/21	268,255
500,000	Tennessee Energy Acquisition Corp., Series A (RB) 5.25%, 9/1/17	450,725

		718,980

See Notes to Financial Statements

Principal Amount		Value

Texas: 5.6%
$250,000	Cypress-Fairbanks, Texas Independent School District (GO) (PSF-GTD) 5.00%, 2/15/23	$267,147
250,000	Houston, Texas Independent School District (GO) (PSF-GTD) 5.00%, 2/15/23	270,197
250,000	Houston, Texas Independent School District, Series A (GO) (PSF-GTD) 5.00%, 2/15/19	274,800
250,000	Houston, Texas Public Improvement Refunding, Series E (GO) (AMBAC) 5.00%, 3/1/21	266,870
250,000	Houston, Texas Utility System, First Lien, Series A (RB) (NATL) 5.25%, 5/15/18	272,690
250,000	Leander Independent School District (GO) (PSF-GTD) 4.85%, 8/15/23 (A)	127,738
500,000	North East Independent School District (GO) (PSF-GTD) 5.00%, 2/1/20	545,780
250,000	North East Independent School District, Series A (GO) (PSF-GTD) 5.00%, 8/1/18	287,230
250,000	Texas Transportation Commission, State Highway Fund, First Tier (RB) 5.00%, 4/1/22	272,450
250,000	University of Texas, Series A (RB) 5.25%, 8/15/18	296,137

		2,881,039

Utah: 0.3%
250,000	Utah Transportation Authority Sales Tax Revenue, Series A (RB) (NATL) 5.54%, 6/15/21 (A)	132,743

Virginia: 0.6%
250,000	Virginia Resources Authority Clean Water Revolving Fund (RB) 5.00%, 10/1/18	289,512

Washington: 3.7%
250,000	King County School District No. 411, Issaquah (GO) (FSA) (SBG) 5.00% 12/1/19	278,957
500,000	Pierce County, Washington School District, Series A (GO) (FSA) (SBG) 5.00%, 12/1/17	549,220
250,000	Port Seattle, Washington, Series A (RB) (AMBAC) 5.00%, 10/1/18	277,020
250,000	Port Tacoma, Washington, Series A (RB) (AMBAC) 5.25%, 12/1/21	272,365

See Notes to Financial Statements

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

Principal Amount		Value

Washington: (continued)
$500,000	Washington State Motor Vehicle Fuel Tax, Series B (GO) (FSA) 5.00%, 7/1/21	$546,425

		1,923,987

Wisconsin: 1.1%
250,000	Wisconsin State, Series 2 (GO) 5.00%, 5/1/23	269,110
250,000	Wisconsin State Transportation, Series A (RB) (FSA) 5.25%, 7/1/16	291,042

		560,152

Total Municipal Bonds (Cost: $50,466,659)		50,989,621

Number of Shares

Money Market Fund: 0.6% (Cost: $286,241)
286,241	Dreyfus Tax Exempt Cash Management Fund - Class B Shares	286,241

Total Investments: 98.8% (Cost: $50,752,900)		51,275,862
Other assets less liabilities: 1.2%		639,846

NET ASSETS: 100.0%		$51,915,708

AGO	Assured Guaranty Ltd.
AMBAC	American Municipal Bond Assurance Corp.
BHAC	Berkshire Hathaway Assurance Corp.
CIFG	CDC Ixis Financial Guaranty
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance Inc.
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund - Guaranteed
RB	Revenue Bond
SAW	State Aid Withholding
SBG	School Board Guaranteed
SBLF	School Board Loan Fund
TA	Tax Allocation
XLCA	Syncora Guarantee Inc.

(A) Zero Coupon Bond - the rate shown is the effective yield at purchase date

See Notes to Financial Statements

Summary of Investments By Sector	% of Investments	Value

Airport	4.0%	$2,073,643
Development	4.4	2,306,897
Education	5.2	2,657,214
Facilities	7.9	4,069,095
General Obligation	22.3	11,436,012
Higher Education	4.4	2,237,849
Medical	6.5	3,343,521
Power	3.2	1,632,405
School District	13.8	7,056,323
Transportation	18.4	9,425,461
Utilities	2.4	1,234,608
Water	6.9	3,516,593
Money Market	0.6	286,241

	100.0%	$51,275,862

See Notes to Financial Statements

LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
April 30, 2009

Principal Amount		Value

MUNICIPAL BONDS: 97.6%
Alaska: 0.8%
$250,000	Alaska State Housing Corp. General Housing, Series A (RB) (FGIC) 5.25%, 12/1/34	$250,828

Arizona: 2.2%
250,000	Arizona Health Facilities Authority, Series D (RB) 5.50%, 1/1/38	237,160
250,000	Mesa, Arizona Utility System, Second Series (RB) (NATL) (FGIC) 4.50%, 7/1/28	247,453
250,000	Salt Verde Financial Corp. (RB) 5.00%, 12/1/32	175,870

		660,483

California: 27.1%
250,000	Alameda, California Corridor Transportation Authority, Series A (RB) (AMBAC) 6.30%, 10/1/30 (A)	62,530
1,000,000	Anaheim, California Public Financing Authority, Electricity Distribution Facilities (RB) (NATL) 4.50%, 10/1/32	889,270
1,000,000	Anaheim, California Public Financing Authority, Lease Revenue, Project A-1 (RB) (NATL) (FGIC) 5.00%, 9/1/34	918,460
250,000	Bay Area Toll Authority, Series F (RB) 5.00%, 4/1/31	250,713
500,000	California Health Facilities Financing Authority (RB) 5.00%, 4/1/37	420,290
250,000	California State (GO) 4.875%, 12/1/33	219,638
250,000	California State Public Works Board (RB) 5.00%, 11/1/29	244,050
1,000,000	California Statewide Community Development Authority - Children’s Hospital L.A. (RB) 5.00%, 8/15/47	602,230
500,000	California Statewide Community Development Authority - Health Facilities (RB) 5.00%, 3/1/30	423,300
300,000	Chabot-Los Positas, California Community College (GO) (AMBAC) 5.00%, 8/1/29	303,612
250,000	Clovis, California University School District, Election 2004, Series A (GO) (NATL) (FGIC) 5.80%, 8/1/26 (A)	94,403
500,000	Desert Community College District, Election of 2004, Series C (GO) (FSA) 5.00%, 8/1/37	478,120

See Notes to Financial Statements

Principal Amount		Value

California: (continued)
$250,000	Eastern Municipal Water District, California Water & Sewer, Series H (CP) 5.00%, 7/1/33	$240,490
250,000	Grossmont-Cuyamaca, California Community College District, Election 2002, Series C (GO) (AGO) 5.79%, 8/1/30 (A)	75,308
250,000	Los Angeles, California Community College District, Election of 2001, Series A (GO) (NATL) (FGIC) 5.00%, 8/1/32	240,348
250,000	Los Angeles, California Community College District, Election of 2001, Series E-1 (GO) 5.00%, 8/1/33	245,500
250,000	Los Angeles, California Department of Water & Power System, Sub-Series A-1 (GO) (FSA) 5.00%, 7/1/35	247,820
250,000	Los Angeles, California Unified School District, Series A (GO) (NATL) 4.50%, 1/1/28	228,580
250,000	Los Angeles, California Unified School District, Series E (GO) (AMBAC) 5.00%, 7/1/30	245,818
250,000	Sacramento County, California Sanitation District Financing Authority (RB) (NATL) (FGIC) 5.00%, 12/1/36	243,783
250,000	San Francisco, California Bay Area Rapid Transportation District, Series A (RB) (NATL) 5.00%, 7/1/34	250,640
270,000	San Mateo County, California Transportation, Series A (RB) (NATL) 4.75%, 6/1/34	252,167
250,000	Santa Clara Valley, California Water Distribution, Series A (CP) (NATL) 5.00%, 6/1/37	248,870
250,000	Stockton, California Public Financing Authority, Series A (RB) (R) 5.25%, 9/1/31	182,015
250,000	Ventura County, California Community College District, Election 2002, Series B (GO) (NATL) 5.00%, 8/1/28	251,045
250,000	West Valley Mission Community College District, Election 2004-A (GO) (FSA) 5.00%, 8/1/30	250,283
250,000	William S. Hart, California High School District, Election 2001, Series B (GO) (FSA) 6.38%, 9/1/28 (A)	84,003

		8,193,286

See Notes to Financial Statements

LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
April 30, 2009
(continued)

Principal Amount		Value

Colorado: 0.7%
$250,000	Adams County, Colorado FHA Insured Mortgage-Platte Valley Medical Center (RB) (NATL) (FHA) 5.00%, 2/1/31	$225,833

Connecticut: 0.8%
250,000	Connecticut State Health & Educational Facility Authority, Quinnipiac University, Series I (RB) (NATL) 4.375%, 7/1/28	227,890

Florida: 7.5%
250,000	Jacksonville, Florida Better Jacksonville Sales Tax Revenue (RB) 5.00%, 10/1/30	252,605
250,000	Miami-Dade County, Florida Building Better Communities Program, Series A (GO) (AGO) 5.00%, 7/1/38	249,603
250,000	Miami-Dade County, Florida Expressway Authority (RB) (AMBAC) 5.00%, 7/1/39	229,590
250,000	Miami-Dade County, Florida School Board, Series A (CP) (NATL) (FGIC) 5.00%, 5/1/32	226,010
250,000	Palm Beach County, Florida Public Improvement (RB) 5.00%, 5/1/33	251,980
250,000	University of Central Florida Convocation Corp., Series A (CP) (NATL) (FGIC) 5.00%, 10/1/35	214,140
250,000	University of Northern Florida Financing Corp. (RB) (FGIC) 5.00%, 11/1/32	244,258
750,000	Volusia County, Florida Educational Facility Authority (RB) (R) 5.00%, 10/15/25	613,050

		2,281,236

Georgia: 2.5%
500,000	Atlanta, Georgia Water & Wastewater System (RB) (FSA) 5.00%, 11/1/43	487,955
250,000	Augusta, Georgia Water & Sewer Revenue (RB) (FSA) 5.25%, 10/1/39	254,933

		742,888

Indiana: 1.6%
250,000	Carmel Industrial Redevelopment Authority (RB) 5.00%, 2/1/29	253,405
250,000	Indiana Health & Educational Facility Financing Authority, Senior Series 2006B-5 (RB) 5.00%, 11/15/36	220,640

		474,045

See Notes to Financial Statements

Principal Amount		Value

Kansas: 0.7%
$250,000	Burlington, Kansas Pollution Control, Project A (RB) (NATL) 5.30%, 6/1/31	$222,578

Kentucky: 0.8%
250,000	Kentucky Asset/Liability Commission, University of Kentucky Project Notes, Series B (RB) 5.00%, 10/1/27	256,895

Louisiana: 0.8%
250,000	Louisiana Public Facilities Authority, 19th Judicial District Court (RB) (NATL) (FGIC) 5.375%, 6/1/32	247,542

Maryland: 1.7%
500,000	Maryland State Health & Higher Educational Facilities Authority, Johns Hopkins University, Series A (RB) 5.25%, 7/1/38	521,750

Massachusetts: 2.5%
250,000	Massachusetts Bay Transportation Authority, Series A (RB) 5.00%, 7/1/30	264,815
500,000	Massachusetts State College Building Authority, Series A (RB) (AMBAC) 5.00%, 5/1/41	481,475

		746,290

Michigan: 2.2%
250,000	Detroit, Michigan, Water Supply System, Senior Lien, Series C (RB) (FSA) 5.00%, 7/1/33	211,013
250,000	Michigan State Building Authority (RB) (NATL) (FGIC) 5.15%, 10/15/28 (A)	67,625
225,000	Michigan State Building Authority, Series I (RB) (AMBAC) 5.00%, 10/15/33	202,943
250,000	Michigan State Hospital Financing Authority, Henry Ford Health System, Series A (RB) 5.25%, 11/15/46	187,202

		668,783

Missouri: 0.8%
250,000	Missouri State Health & Educational Facilities, Series A (RB) 5.00%, 6/1/36	236,355

Nebraska: 1.5%
250,000	Nebraska Public Power District, Series C (RB) (NATL) (FGIC) 5.00%, 1/1/41	237,797
250,000	Omaha Convention Hotel Corp. (RB) (AMBAC) 5.00%, 2/1/35	222,730

		460,527

See Notes to Financial Statements

LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
April 30, 2009
(continued)

Principal Amount		Value

Nevada: 2.3%
$ 500,000	Clark County, Nevada School District, Series B (GO) 5.00%, 6/15/26	$488,730
250,000	North Las Vegas, Nevada Wastewater Reclamation System (GO) (NATL) 4.50%, 10/1/36	219,815

		708,545

New Jersey: 6.0%
500,000	New Jersey Economic Development Authority, School Facilities, Series U (RB) (AMBAC) 5.00%, 9/1/37	501,655
1,000,000	New Jersey Tobacco Settlement Financing Corp., Series 1A (RB) 5.00%, 6/1/29	649,240
250,000	New Jersey Tobacco Settlement Financing Corp., Series 1A (RB) 5.00%, 06/1/41	128,597
500,000	New Jersey State Transportation Trust Fund Authority, Series A (RB) (AGO) 5.50%, 12/15/38	526,275

		1,805,767

New York: 11.1%
250,000	Liberty New York Development Corp., Goldman Sachs Headquarters (RB) 5.25%, 10/1/35	217,325
250,000	New York City Industrial Development Agency, Yankee Stadium (RB) (NATL) 5.00%, 3/1/36	203,200
250,000	New York City Municipal Water Finance Authority, Series DD (RB) 5.00%, 6/15/39	247,300
250,000	New York City Refunding, Series G (GO) 5.00%, 12/1/33	243,097
250,000	New York City Transitional Finance Authority, Series E (RB) 5.00%, 2/1/33	250,317
250,000	New York Convention Center Development Corp., Hotel Unit Fee Secured (RB) (AMBAC) 5.00%, 11/15/44	212,120
250,000	New York Convention Center Development Corp. (RB) (AMBAC) 5.00%, 11/15/35	231,527
500,000	New York State Dormitory Authority, State Personal Income Tax, Series D (RB) 5.00%, 3/15/31	504,565
250,000	New York State Dormitory Authority, FIT Student Housing Corp. (RB) (NATL) (FGIC) 5.25%, 7/1/29	232,997

See Notes to Financial Statements

Principal Amount		Value

New York: (continued)
$250,000	New York State Dormitory Authority, Non State Supported Debt, Hudson Valley Hospital Center (RB) (FSA) (FHA) 5.00%, 8/15/36	$238,532
250,000	New York State Environmental Facilities Corp., Series A (RB) 4.75%, 6/15/26	256,820
500,000	New York State Urban Development Corp. (RB) (NATL) (FGIC) 5.25%, 3/15/34	506,380

		3,344,180

North Carolina: 0.8%
250,000	Charlotte, North Carolina Water & Sewer System, Series A (RB) 5.00%, 7/1/31	258,642

Oklahoma: 0.7%
250,000	Oklahoma Development Finance Authority, St. John Health System (RB) 5.00%, 2/15/42	208,182

Oregon: 0.9%
250,000	Portland, Oregon International Airport Series 19 (RB) 5.25%, 7/1/26	261,825

Pennsylvania: 0.7%
250,000	Pennsylvania State Higher Education (RB) (NATL) (FGIC) 4.50%, 4/1/36	224,125

Puerto Rico: 1.7%
250,000	Puerto Rico Commonwealth Infrastructure Financing Authority, Series A (RB) (AMBAC) 6.93%, 2/15/41 (A)	16,550
250,000	Puerto Rico Housing Finance Authority, Capital Fund Modernization Program (RB) 5.125%, 12/1/27	255,782
250,000	Puerto Rico Electric Power Authority, Series VV (RB) (NATL) 5.25%, 7/1/29	234,262

		506,594

Texas: 15.5%
250,000	Alamo, Texas Community College District (GO) (NATL) (FGIC) 4.50%, 8/15/33	231,560
250,000	Clear Creek, Texas Independent School District, Series A (GO) (PSF-GTD) 4.375%, 2/15/26	250,360
250,000	Dallas, Texas Area Rapid Transportation, Senior Lien (RB) 5.25%, 12/1/43	256,420
250,000	Denton, Texas Independent School District, School Building (GO) (PSF-GTD) 5.00%, 8/15/27	262,242

See Notes to Financial Statements

LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
April 30, 2009
(continued)

Principal Amount		Value

Texas: (continued)
$250,000	El Paso County, Texas Hospital District, Series A (GO) (AGO) 5.00%, 8/15/28	$251,457
500,000	El Paso, Texas Independent School District, School Building (GO) (PSF-GTD) 5.00%, 8/15/29	518,835
250,000	Fort Bend, Texas Independent School District (GO) (PSF-GTD) 5.00%, 8/15/27	263,452
500,000	Harris County, Texas Toll Road-Senior Lien, Series A (RB)(NATL) 5.00%, 8/15/29	507,885
500,000	Houston, Texas Public Improvement Refunding, Series A (GO) 5.375%, 3/1/38	510,700
250,000	Houston, Texas Utility System, First Lien Series A (RB) (FSA) 5.00%, 11/15/27	255,392
500,000	North Texas Thruway Authority (RB) (AGO) 6.69, 1/1/36 (A)	96,945
500,000	Port Arthur, Texas Independent School District, School Building (GO) (AGO) 5.25%, 2/15/28	520,650
250,000	Prosper, Texas Independent School District, School Building (GO) (PSF-GTD) 5.00%, 2/15/41	251,742
250,000	Tarrant Regional Water District (RB) (NATL) (FGIC) 5.00%, 3/1/27	253,442
250,000	University of Houston, Texas (RB) (FSA) 5.25%, 2/15/27	263,455

		4,694,537

Virginia: 1.1%
250,000	Harrisonburg, Virginia Industrial Development Authority (RB) (AMBAC) 4.50%, 8/15/36	178,520
195,000	Virginia College Building Authority, Regent University (RB) 5.00%, 6/1/36	143,456

		321,976

Washington: 2.6%
250,000	Seattle, Washington Solid Waste Revenue & Refunding (RB) (NATL) 5.00%, 2/1/29	258,240
500,000	Seattle, Washington Water System Improvement & Refunding (RB) 5.00%, 2/1/28	519,695

		777,935

Total Municipal Bonds (Cost: $30,019,837)		29,529,517

See Notes to Financial Statements

Number of Shares		Value

MONEY MARKET FUND: 1.1% (Cost: $321,328)
321,328	Dreyfus Tax Exempt Cash Management Fund - Class B Shares	$321,328

Total Investments: 98.7% (Cost: $30,341,165)		29,850,845
Other assets less liabilities: 1.3%		396,574

NET ASSETS: 100.0%		$30,247,419

AGO	Assured Guaranty Ltd.
AMBAC	American Municipal Bond Assurance Corporation
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Association
FSA	Financial Security Assurance Inc.
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund - Guaranteed
RB	Revenue Bond
R	Radian Insurance, Inc.

(A) Zero Coupon Bond - the rate shown is the effective yield at purchase date

Summary of Investments By Sector	% of Investments	Value

Airport	0.9%	$261,825
Development	2.8	834,067
Education	5.7	1,690,628
Facilities	11.3	3,384,869
General Obligation	13.5	4,023,491
Higher Education	10.7	3,209,143
Housing	0.8	250,828
Medical	10.6	3,178,244
Multifamily Housing	0.9	255,782
Pollution	0.9	258,240
Power	5.4	1,609,149
School District	10.7	3,208,815
Tobacco Settlement	2.6	777,837
Transportation	8.2	2,445,813
Utilities	2.2	662,451
Water	11.7	3,478,335
Money Market	1.1	321,328

	100.0%	$29,850,845

See Notes to Financial Statements

PRE-REFUNDED MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
April 30, 2009

Par Amount		Value

MUNICIPAL BONDS: 97.8%
Alabama: 2.9%
$500,000	Birmingham, Alabama, Series B (GO) (AMBAC) 5.00%, 12/1/32	$562,875

Arizona: 2.9%
500,000	Arizona School Facilities Board, Series A (CP) (NATL) 5.25%, 9/1/15	568,990

California: 12.0%
350,000	California Infrastructure & Economic Development Bay Area Toll Bridges, First Lien Series A (RB) (AMBAC) 5.00%, 7/1/33	397,674
250,000	California State (GO) 5.00%, 11/1/18	274,975
250,000	California State (GO) 5.125%, 2/1/27	287,713
250,000	California State (GO) 5.125%, 3/1/31	269,140
350,000	Clovis California Unified School District, Election 2004-Series A (GO) (FGIC) (NATL) 3.983%, 8/1/19 (A)	245,840
500,000	Foothill/Eastern Transportation Corridor Agency California, Senior Lien Series A (RB) 3.55%, 1/1/20 (A)	334,090
250,000	Sacramento County, California Sanitation District Financing Authority, Series A (RB) (AMBAC) 5.00%, 12/1/35	290,935
250,000	University of California, Multiple Purpose Projects, Series Q (RB) (FSA) 5.00%, 9/1/17	275,460

		2,375,827

Connecticut: 2.9%
500,000	Connecticut State, Series B (GO) 5.50%, 6/15/18	564,145

Florida: 1.4%
250,000	Orange County, Florida Tourist Development Tax Revenue (RB) (AMBAC) 5.50%, 10/1/32	279,233

Georgia: 4.2%
250,000	Georgia State, Series D (GO) 5.00%, 11/1/14	274,650
500,000	Georgia State, Series B (GO) 5.125%, 5/1/15	556,980

		831,630

See Notes to Financial Statements

Par Amount		Value

Hawaii: 2.8%
$500,000	Hawaii State Series CX (GO) (FSA) 5.50%, 2/1/15	$556,600

Illinois: 8.6%
265,000	Chicago, Illinois (GO) (NATL) 5.50%, 1/1/38	287,226
500,000	Chicago, Illinois Metropolitan Water Reclamation District, Series C (GO) 5.375%, 12/1/14	571,265
250,000	Illinois State (GO) (NATL) 5.625%, 4/1/14	261,608
500,000	Illinois State Toll Highway Authority, Senior Priority Series A-2 (RB) (FSA) 5.00%, 1/1/31	588,225

		1,708,324

Kentucky: 2.8%
500,000	Kentucky State Property & Buildings, Project 69 Series A (RB) (FSA) 5.25%, 8/1/15	547,155

Maryland: 1.4%
250,000	Montgomery County, Maryland, Series A (GO) 5.00%, 2/1/20	269,968

Massachusetts: 5.3%
650,000	Massachusetts Bay Transportation Authority, Series A (RB) 5.00%, 7/1/25	755,846
250,000	Massachusetts State Consolidated Loan, Series C (GO) 5.00%, 9/1/25	291,580

		1,047,426

Michigan: 1.4%
250,000	Detroit, Michigan Sewer Disposal, Senior Lien Series A (RB) (FSA) 5.00%, 7/1/26	284,360

Minnesota: 8.9%
300,000	Minnesota Public Facilities Authority Water Pollution Control, Series A (RB) 5.00%, 3/1/19	331,272
500,000	Minnesota State (GO) 5.50%, 6/1/12	526,810
250,000	University of Minnesota, Series A (RB) 5.75%, 7/1/11	275,653
250,000	University of Minnesota, Series A (RB) 5.75%, 7/1/17	308,147

See Notes to Financial Statements

PRE-REFUNDED MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

Par Amount		Value

Minnesota: (continued)
$250,000	University of Minnesota, Series A (RB) 5.75%, 7/1/18	$309,645

		1,751,527

Nevada: 5.6%
500,000	Clark County, Nevada Airport, Subordinated Lien Series 1999A (GO) (NATL) 6.00%, 7/1/29	536,430
500,000	Clark County, Nevada Bond Bank (RB) (NATL) 5.00%, 6/1/32	563,805

		1,100,235

New Jersey: 10.0%
250,000	Garden State New Jersey Preservation Trust Open Space & Farmland Preservation, Series A (RB) (FSA) 5.25%, 11/1/18	290,315
200,000	New Jersey Economic Development Authority, Kapkowski Road Landfill, Series A (RB) 6.375%, 4/1/18	238,066
250,000	New Jersey State Transportation Trust Fund Authority, Series 2000-A (RB) 5.75%, 6/15/10	264,437
500,000	New Jersey State Transportation Trust Fund Authority, Series A (RB) 5.75%, 6/15/15	603,825
500,000	New Jersey State Transportation Trust Fund Authority, Series C (RB) (FGIC) 5.25%, 6/15/18	589,560

		1,986,203

North Carolina: 0.6%
100,000	Charlotte-Mecklenburg Hospital Authority, North Carolina Health Care, Series A (RB) 5.00%, 1/15/45	114,848

Ohio: 7.2%
500,000	Cincinnati, Ohio City School District Classroom Facilities Construction & Improvement (GO) (FSA) 5.25%, 12/1/14	580,870
500,000	Cincinnati, Ohio City School District Classroom Facilities Construction & Improvement (GO) (FSA) 5.00%, 12/1/31	575,375
250,000	Cleveland, Ohio Waterworks, Series K (RB) (FGIC) 5.25%, 1/1/21	275,827

		1,432,072

See Notes to Financial Statements

Par Amount		Value

Oregon: 2.8%
$250,000	Deschutes County, Oregon Hospital Facilities Authority, Cascade Health Services Inc. (RB) 5.40%, 1/1/17	$276,802
250,000	Oregon State Department Transportation Highway User Tax, Series A (RB) 5.125%, 11/15/26	282,590

		559,392

Pennsylvania: 1.4%
250,000	Philadelphia, Pennsylvania Water & Wastewater, Series A (RB) (FGIC) 5.25%, 11/1/22	282,387

Tennessee: 2.9%
500,000	Shelby County, Tennessee Health Educational & Housing Facilities Board, Methodist Health (RB) 6.50%, 9/1/26	581,065

Texas: 5.5%
500,000	Cypress-Fairbanks, Texas Independent School District (GO) (PSF-GTD) 5.50%, 2/15/17	519,660
250,000	Dallas, Texas Waterworks & Sewer System (RB) 5.00%, 10/1/15	286,360
250,000	Harris County, Texas Senior Lien-Toll Road (RB) (FSA) 5.375%, 8/15/23	282,755

		1,088,775

Utah: 1.4%
250,000	Utah, Series A (GO) 5.25%, 7/1/14	281,007

Wisconsin: 2.9%
500,000	Wisconsin State Transportation, Series 1 (RB) (AMBAC) 5.75%, 7/1/17	568,065

Total Municipal Bonds: (Cost: $19,272,646)		19,342,109

Number of Shares

MONEY MARKET FUND: 0.9% (Cost: $185,110)
185,110	Dreyfus Tax Exempt Cash Management Fund - Class B Shares	185,110

Total Investments: 98.7% (Cost: $19,457,756)		19,527,219
Other assets less liabilities: 1.3%		257,929

NET ASSETS: 100.0%		$19,785,148

See Notes to Financial Statements

PRE-REFUNDED MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

AMBAC	American Municipal Bond Assurance Corporation
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Company
FSA	Financial Security Assurance Inc.
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund - Guaranteed
RB	Revenue Bond

(A) Zero Coupon Bond - the rate shown is the effective yield at purchase date

Summary of Investments By Sector	% of Investments	Value

Airport	2.7%	$536,430
Development	2.7	528,381
Facilities	4.2	826,388
General Obligation	32.8	6,400,347
Higher Education	6.6	1,283,753
Medical	4.4	857,867
School District	12.8	2,490,735
Transportation	23.9	4,667,067
Water	9.0	1,751,141
Money Market	0.9	185,110

	100.0%	$19,527,219

See Notes to Financial Statements

SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
April 30, 2009

Principal Amount		Value

MUNICIPAL BONDS: 98.9%
Arizona: 1.1%
$250,000	Alabama State Public School & College Authority, Capital Improvement Bond (RB) 5.00%, 12/1/11	$271,465

Arizona: 2.3%
525,000	Phoenix, Arizona Civic Improvement Corp. (RB) (AMBAC) 5.00%, 7/1/11	560,695

California: 13.0%
250,000	Alameda, California Corridor Transportation Authority, Sub Lien, Series A (RB) (AMBAC) 5.43%, 10/1/13 (A)	211,795
250,000	Bay Area Infrastructure Financing Authority (RB) (XLCA) 5.00%, 8/1/13	252,765
250,000	California State Economic Recovery, Series A (GO) 3.00%, 1/1/10	253,175
250,000	California State Economic Recovery, Series A (GO) 5.00%, 1/1/11	262,650
250,000	California State Economic Recovery, Series A (GO) 5.00%, 7/1/11	265,575
250,000	California State Economic Recovery, Series A (GO) 5.25%, 7/1/13	276,758
250,000	California State Economic Recovery, Series A (GO) (NATL) 5.25%, 7/1/13	276,758
250,000	California State Economic Recovery, Series A (GO) (NATL) (FGIC) 5.25%, 7/1/14	278,063
250,000	California State University Systemwide, Series A (RB) (FSA) 5.00%, 11/1/13	280,220
250,000	Los Angeles, California Community College District, Election of 2001 Series A (GO) (FSA) 5.25%, 8/1/2012	276,763
250,000	Los Angeles, California Metropolitan Transit Authority Sales Tax Refunding, 2nd Senior Series A (RB) (AGO) 5.00%, 7/1/12	274,268
250,000	Los Angeles, California Public Works Financing Authority, Regional Park & Open Space District, Series A (SA) (NATL) 5.00%, 10/1/13	279,010

		3,187,800

Colorado: 0.5%
125,000	Colorado State Department of Corrections (CP) (AMBAC) 5.00%, 3/1/11	132,879

See Notes to Financial Statements

SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

Principal Amount		Value

Connecticut: 1.1%
$250,000	Connecticut State Special Tax Obligation, Transportation Infrastructure Series A (ST) (NATL) 5.00%, 7/1/14	$278,895

District of Columbia: 2.7%
250,000	Washington D.C. Convention Center Authority, Dedicated Tax, Senior Lien, Series A (RB) (AMBAC) 5.00%, 10/1/10	255,092
250,000	Washington D.C. Convention Center Authority, Dedicated Tax, Senior Lien, Series A (RB) (AMBAC) 5.00%, 10/1/12	262,752
125,000	Washington, D.C., Metropolitan Area Transportation Authority (RB) (NATL) 5.00%, 1/1/12	134,177

		652,021

Florida: 5.3%
250,000	Citizens Property Insurance Corp., Florida, High Risk Account, Senior Secured Refunding, Series A (RB) (NATL) 5.00%, 3/1/10	253,205
250,000	Florida State Board of Education Lottery, Series A (RB) (AMBAC) 5.00%, 7/1/13	268,780
250,000	Hillsborough County, Florida, Industrial Development (RB) (AMBAC) 5.00%, 3/15/12 (B)	250,975
250,000	Miami-Dade County, Florida School Board, Series A (CP) (AMBAC) 5.00%, 8/1/12	264,283
250,000	Pasco County, Florida School District Sales Tax (RB) (FSA) 5.00%, 10/1/10	260,623

		1,297,866

Georgia: 1.2%
250,000	Augusta, Georgia Water & Sewerage Revenue (RB) (FSA) 5.00%, 10/1/13	283,280

Illinois: 6.1%
250,000	Chicago, Illinois, Series A (RB) (FSA) 5.00%, 1/1/14	274,873
125,000	Chicago, Illinois, Board of Education, Series A (GO) (NATL) 5.25%, 12/1/13	137,871
250,000	Chicago, Illinois, Board of Education, Series D (GO) (FSA) 5.00%, 12/1/13	277,870
125,000	Chicago, Illinois, O’Hare International Airport, Series A (RB) (FSA) 5.00%, 1/1/14	133,873
250,000	Chicago, Illinois, O’Hare International Airport, 3rd Lien, Series B (RB) (NATL) (FGIC) 5.25%, 1/1/15	265,145

See Notes to Financial Statements

Principal Amount		Value

Illinois: (continued)
$125,000	Chicago, Illinois, Transportation Authority, Section 5307-B (RB) (AMBAC) 5.00%, 6/1/11	$131,219
250,000	Illinois State, Series A (GO) 5.00%, 6/1/11	265,935

		1,486,786

Kentucky: 0.4%
100,000	Kentucky State Property & Buildings Commission (RB) (NATL) 5.00%, 11/1/11	107,552

Louisiana: 1.2%
300,000	Louisiana State Citizen’s Property Insurance Corp., Series B (RB) (AMBAC) 5.25%, 6/1/14	304,116

Massachusetts: 3.5%
250,000	Massachusetts State Special Obligation Dedicated Tax (RB) (FGIC) 5.25%, 1/1/14 (B)	281,905
500,000	Massachusetts State Special Obligation Dedicated Tax (RB) (FGIC) 5.25%, 1/1/14 (B)	563,810

		845,715

Michigan: 3.3%
125,000	Detroit, Michigan, Water Supply System, Series D (RB) (FSA) 5.00%, 7/1/13	130,613
250,000	Michigan Municipal Bond Authority, School District, City of Detroit (RB) (FSA) 5.00%, 6/1/13	274,358
125,000	Michigan State Building Authority, Series I (RB) (FSA) 5.25%, 10/15/12	133,166
250,000	Michigan State Building Authority, Series I (RB) (FSA) 5.25%, 10/15/13	268,178

		806,315

Nebraska: 3.1%
250,000	Central Plains Energy Project, Nebraska Gas Project No. 1, Series A (RB) 5.00%, 12/1/14	224,255
250,000	Nebraska Public Power District, Series B (RB) (FSA) 5.00%, 1/1/13	272,428
250,000	Nebraska Public Power District, Series B (RB) (FSA) 5.00%, 1/1/14	273,955

		770,638

See Notes to Financial Statements

SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

Principal Amount		Value

Nevada: 3.3%
$250,000	Clark County, Nevada School District, Series A (GO) 5.00%, 6/15/11	$263,190
250,000	Clark County, Nevada School District, Series B (GO) 5.00%, 6/15/13	269,395
250,000	Clark County, Nevada School District, Series B (GO) 5.00%, 6/15/14	269,220

		801,805

New Jersey: 1.0%
250,000	New Jersey State Turnpike Authority, Series A School Facilities, City School District of Buffalo (RB) (AMBAC) 3.15%, 1/1/10 (B)	252,728

New York: 19.1%
500,000	Erie County, New York, Industrial Development Agency School Facilities, City School District of Buffalo (RB) (FSA) 5.00%, 5/1/12	536,680
125,000	Long Island Power Authority Electric System, Series 2006F (RB) (NATL) 5.00%, 5/1/11	131,749
250,000	Metropolitan Transit Authority, Series A (RB) 4.00%, 11/15/09	253,845
250,000	Metropolitan Transit Authority, Series A (RB) 5.00%, 11/15/13 (B)	263,857
250,000	New York City, Series H (GO) 5.00%, 8/1/13	272,875
250,000	New York City, Series I (GO) 5.00%, 8/1/11	265,655
125,000	New York City, Series I (GO) 5.00%, 8/1/13	136,437
250,000	New York City, Series J (GO) 5.00%, 3/1/14	272,047
250,000	New York City, Series O (GO) 5.00%, 6/1/10	260,500
250,000	New York City, Series O (GO) 5.00%, 6/1/12	269,135
250,000	New York City, Fiscal 2008, Series A-1 (GO) 4.00%, 8/1/12	262,227
250,000	New York City Industrial Development Agency, Civic Facility (RB) (FSA) 5.00%, 11/15/11	264,838
240,000	New York City Industrial Development Agency, Yankee Stadium (RB) (NATL) 5.00%, 3/1/14	246,286
500,000	New York City Transitional Financing Authority, Sub Series A-1 (RB) 5.00%, 8/1/13	558,285

See Notes to Financial Statements

Principal Amount		Value

New York: (continued)
$250,000	New York State Dormitory Authority, State Personal Tax, Series A (RB) 5.00%, 3/15/14	$279,892
250,000	New York State Thruway Authority Second General Highway & Bridges Trust Fund, Series A (RB) (NATL) 5.25%, 4/1/12	273,337
125,000	New York State Thruway Authority Second General Highway & Bridges Trust Fund, Series A (RB) 5.00%, 4/1/13	137,486

		4,685,131

North Carolina: 1.2%
250,000	North Carolina, Infrastructure Financing Corp., Series A (CP) (FSA) 5.00%, 5/1/14	283,787

Puerto Rico: 2.9%
250,000	Puerto Rico Commonwealth Infrastructure Financing Authority, Series C (ST) (AMBAC) 5.50%, 7/1/13	253,870
200,000	Puerto Rico Electric Power Authority, Series SS (RB) (NATL) 5.00%, 7/1/14	203,256
250,000	Puerto Rico Public Buildings Authority, Government Facilities, Series J (RB) (COMWLTH GTD) 5.00%, 7/1/12 (B)	247,687

		704,813

South Carolina: 1.1%
250,000	Greenville County, South Carolina School District Installment (RB) 5.00%, 12/1/11	268,710

Tennessee: 1.1%
250,000	Memphis, Tennessee Electric System, Sub Series A (RB) (NATL) 5.00%, 12/1/12	278,565

Texas: 11.3%
250,000	Dallas, Texas (GO) 5.00%, 2/15/10	258,640
250,000	Houston, Texas Utility System, Combined 1st Lien Series A (RB) (FSA) 5.25%, 11/15/14	286,537
125,000	Lewisville, Texas Independent School District (GO) (NATL) (FGIC) 4.00%, 8/15/10	128,327
250,000	North East Independent School District (GO) (PSF-GTD) 5.00%, 8/1/14 (B)	289,275
325,000	North Texas Thruway Authority, Series G (RB) 5.00%, 1/1/10 (B)	331,805

See Notes to Financial Statements

SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

Principal Amount		Value

Texas: (continued)
$250,000	Texas Municipal Gas Acquisition & Supply Corp., Senior Lien Series A (RB) 5.00%, 12/15/14	$216,317
250,000	Texas Transportation Commission, State Highway Fund, First Tier (RB) 5.00%, 4/1/14	283,872
125,000	Texas Transportation Commission, State Highway Fund, First Tier (RB) 4.00%, 4/1/13	135,769
500,000	University of Texas, Revenue Financing System, Series D (RB) 5.00%, 8/15/14 (B)	568,315
250,000	University of Texas, Revenue Financing System, Series D (RB) 5.00%, 8/15/14 (B)	284,157

		2,783,014

Virginia: 6.4%
250,000	Fairfax County, Virginia Public Improvement, Series B (GO) (SAW) 5.00%, 10/1/14	289,910
125,000	Loudoun County, Virginia, Series B (GO) (SAW) 5.00%, 12/1/13	143,844
500,000	Virginia College Building Authority (RB) 5.00%, 9/1/13	568,245
500,000	Virginia Commonwealth Transportation Board, Federal Highway (RB) 5.00%, 10/1/13	570,430

		1,572,429

Washington: 1.1%
250,000	Port Seattle, Washington, Intermediate Lien, Series A (RB) (NATL) 5.25%, 3/1/14	278,515

West Virginia: 2.3%
500,000	West Virginia State School Building (RB) (NATL) 5.25%, 1/1/13	551,970

Wisconsin: 3.3%
500,000	Milwaukee, Wisconsin, Promissory Note, Series N-1 (GO) (AMBAC) 5.00%, 2/15/11	533,955
250,000	Wisconsin State, Series I (GO) (NATL) 5.00%, 5/1/13	279,532

		813,487

Total Municipal Bonds (Cost: $23,924,380)		24,260,977

See Notes to Financial Statements

Value

Total Investments: 98.9% (Cost: $23,924,380)	$24,260,977
Other assets less liabilities: 1.1%	281,568

NET ASSETS: 100.0%	$24,542,545

AGO	Assured Guaranty Ltd.
AMBAC	American Municipal Bond Assurance Corporation
COMWLTH GTD	Commonwealth Guaranteed
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Company
FSA	Financial Security Assurance Inc.
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund - Guaranteed
RB	Revenue Bond
SA	Special Assessment
SAW	State Aid Withholding
ST	Special Tax
XLCA	Syncora Guarantee Inc.

(A)	Zero Coupon Bond - the rate shown is the effective yield at purchase date

(B)	Callable Security - the redemption date shown is when the security will be redeemed by the issuer

Summary of Investments By Sector	% of Investments	Value

Airport	1.6%	$399,018
Development	9.0	2,182,202
Education	11.1	2,702,403
Facilities	10.4	2,514,216
General Obligation	23.4	5,675,307
Higher Education	7.0	1,700,937
Pollution	1.0	250,975
Power	4.8	1,159,953
School District	7.9	1,909,506
Transportation	19.1	4,625,458
Utilities	3.0	727,109
Water	1.7	413,893

	100.0%	$24,260,977

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2009

	High-Yield Municipal Index ETF	Intermediate Municipal Index ETF	Long Municipal Index ETF

Assets:
Investments, at value (1)	$76,065,453	$51,275,862	$29,850,845
Receivables:
Investment securities sold	862,488	—	—
Shares sold	—	2,080,387	—
Due from Adviser	—	21,742	27,661
Interest	2,272,264	731,946	429,195
Prepaid expenses	—	236	240

Total assets	79,200,205	54,110,173	30,307,941

Liabilities:
Payables:
Investment securities purchased	—	2,127,286	—
Due to custodian	505,281	—	—
Due to Adviser	5,810	—	—
Deferred Trustee fees	429	558	461
Accrued expenses	37,951	66,621	60,061

Total liabilities	549,471	2,194,465	60,522

Net Assets	$78,650,734	$51,915,708	$30,247,419

Shares outstanding	3,000,000	2,500,000	1,750,000

Net asset value, redemption and offering price per share	$26.22	$20.77	$17.28

Net Assets consist of:
Aggregate paid in capital	$76,367,682	$51,192,969	$32,418,797
Unrealized appreciation (depreciation) of investments	1,700,446	522,963	(490,320)
Undistributed net investment income	643,758	182,890	184,462
Undistributed (accumulated) net realized gain (loss)	(61,152)	16,886	(1,865,520)

	$78,650,734	$51,915,708	$30,247,419

(1) Cost of Investments	$74,365,007	$50,752,900	$30,341,165

See Notes to Financial Statements

	Pre-Refunded Municipal Index ETF	Short Municipal Index ETF

Assets:
Investments, at value (1)	$19,527,219	$24,260,977
Receivables:
Investment securities sold	—	—
Shares sold	—	—
Due from Adviser	8,606	13,043
Interest	283,841	323,526
Prepaid expenses	—	157

Total assets	19,819,666	24,597,703

Liabilities:
Payables:
Investment securities purchased	—	—
Due to custodian	—	1,149
Due to Adviser	—	—
Deferred Trustee fees	55	221
Accrued expenses	34,463	53,788

Total liabilities	34,518	55,158

Net Assets	$19,785,148	$24,542,545

Shares outstanding	800,000	1,450,000

Net asset value, redemption and offering price per share	$24.73	$16.93

Net Assets consist of:
Aggregate paid in capital	$19,700,002	$24,160,661
Unrealized appreciation (depreciation) of investments	69,463	336,597
Undistributed net investment income	15,683	50,683
Undistributed (accumulated) net realized gain (loss)	—	(5,396)

	$19,785,148	$24,542,545

(1) Cost of Investments	$19,457,756	$23,924,380

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

STATEMENTS OF OPERATIONS

	High-Yield Municipal Index ETF	Intermediate Municipal Index ETF	Long Municipal Index ETF

	For the Period February 4, 2009* through April 30, 2009
		For the Year Ended April 30,

		2009	2009

Income:
Interest	$1,694,861	$1,277,391	$1,346,536

Expenses:
Management fees	89,566	76,328	62,413
Professional fees	23,351	46,564	48,087
Indicative optimized portfolio value	4,712	13,695	9,952
Insurance	—	663	663
Fund accounting	3,168	24,566	28,094
Registration	1,028	12,146	2,615
Reports to shareholders	3,121	17,140	26,542
Custodian	475	12,599	7,035
Trustees’ fees and expenses	76	272	760
Transfer agent fees	87	408	414
Other	2,362	10,458	8,637

Total expenses	127,946	214,839	195,212
Waiver of management fees	(65,250)	(76,328)	(62,413)
Expenses assumed by the Adviser	—	(77,448)	(72,882)

Net expenses	62,696	61,063	59,917

Net investment income	1,632,165	1,216,328	1,286,619

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments sold	(62,559)	17,777	(1,867,290)
Net change in unrealized appreciation (depreciation) of investments	1,700,446	688,919	(418,410)

Net realized and unrealized gain on investments	1,637,887	706,696	(2,285,700)

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,270,052	$1,923,024	$(999,081)

* Commencement of operations.

See Notes to Financial Statements

	Pre-Refunded Municipal Index ETF	Short Municipal Index ETF

	For the Period February 2, 2009* through April 30, 2009	For the Year Ended April 30, 2009

Income:
Interest	$52,180	$356,003

Expenses:
Management fees	8,435	29,103
Professional fees	19,908	39,172
Indicative optimized portfolio value	4,690	14,115
Insurance	—	663
Fund accounting	3,322	21,318
Registration	1,015	4,877
Reports to shareholders	1,647	9,255
Custodian	1,619	3,762
Trustees’ fees and expenses	241	309
Transfer agent fees	285	451
Other	1,789	6,308

Total expenses	42,951	129,333
Waiver of management fees	(8,435)	(29,103)
Expenses assumed by the Adviser	(26,419)	(81,604)

Net expenses	8,097	18,626

Net investment income	44,083	337,377

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments sold	—	4,614
Net change in unrealized appreciation (depreciation) of investments	69,463	351,367

Net realized and unrealized gain on investments	69,463	355,981

Net Increase (Decrease) in Net Assets Resulting from Operations	$113,546	$693,358

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	High-Yield Municipal Index ETF	Intermediate Municipal Index ETF

	For the Period February 4, 2009* through April 30, 2009	For the Year Ended April 30, 2009	For the Period December 4, 2007* through April 30, 2008

Operations:
Net investment income	$1,632,165	$1,216,328	$150,867
Net realized gain (loss) on investments sold	(62,559)	17,777	(891)
Net change in unrealized appreciation (depreciation) of investments	1,700,446	688,919	(165,956)

Net increase (decrease) in net assets resulting from operations	3,270,052	1,923,024	(15,980)

Dividends to shareholders from:
Net investment income	(987,000)	(1,055,350)	(128,955)

Share transactions:**
Proceeds from sale of shares	76,367,682	35,574,645	15,618,324
Cost of shares redeemed	—	—	—

Increase in net assets resulting from share transactions	76,367,682	35,574,645	15,618,324

Total increase in net assets	78,650,734	36,442,319	15,473,389
Net Assets, beginning of period	—	15,473,389	—

Net Assets, end of period***	$78,650,734	$51,915,708	$15,473,389

*** Including undistributed net investment income	$643,758	$182,890	$21,912

** Shares of Common Stock Issued ($0.001 par value)
Shares sold	3,000,000	2,350,000	150,000
Shares redeemed	—	—	—

Net increase	3,000,000	2,350,000	150,000

*	Commencement of operations.

See Notes to Financial Statements

	Long Municipal Index ETF		Pre-Refunded Municipal Index ETF	Short Municipal Index ETF

	For the Year Ended April 30, 2009	For the Period January 2, 2008* through April 30, 2009	For the Period February 2, 2009* through April 30, 2009	For the Year Ended April 30, 2009	For the Period February 22, 2008* through April 30, 2008

Operations:
Net investment income	$1,286,619	$205,263	$44,083	$337,377	$23,706
Net realized gain (loss) on investments sold	(1,867,290)	—	—	4,614	(10,010)
Net change in unrealized appreciation (depreciation) of investments	(418,410)	(71,910)	69,463	351,367	(14,770)

Net increase (decrease) in net assets resulting from operations	(999,081)	133,353	113,546	693,358	(1,074)

Dividends to shareholders from:
Net investment income	(1,169,950)	(135,700)	(28,400)	(289,800)	(20,600)

Share transactions:**
Proceeds from sale of shares	13,272,381	24,144,712	19,700,002	19,197,399	4,963,262
Cost of shares redeemed	(4,998,296)	—	—	—	—

Increase in net assets resulting from share transactions	8,274,085	24,144,712	19,700,002	19,197,399	4,963,262

Total increase in net assets	6,105,054	24,142,365	19,785,148	19,600,957	4,941,588
Net Assets, beginning of period	24,142,365	—	—	4,941,588	—

Net Assets, end of period***	$30,247,419	$24,142,365	$19,785,148	$24,542,545	$4,941,588

*** Including undistributed net investment income	$184,462	$68,312	$15,682	$50,683	$3,106

** Shares of Common Stock Issued ($0.001 par value)
Shares sold	1,800,000	250,000	800,000	1,350,000	100,000
Shares redeemed	(300,000)	—	—	—	—

Net increase	1,500,000	250,000	800,000	1,350,000	100,000

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout the period:
	High-Yield Municipal Index ETF		Intermediate Municipal Index ETF #

	For the Period February 4, 2009* through April 30, 2009		For the Year Ended April 30, 2009	For the Period December 4, 2007* through April 30, 2008

Net Asset Value, Beginning of Period	$25.46		$20.63	$20.80

Income from Investment Operations:
Net Investment Income	0.54		0.76	0.29
Net Realized and Unrealized Gain (Loss) on Investments	0.55		0.10	(0.20)

Total from Investment Operations	1.09		0.86	0.09

Less Dividends from:
Net Investment Income	(0.33)		(0.72)	(0.26)

Total Dividends	(0.33)		(0.72)	(0.26)

Net Asset Value, End of Period	$26.22		$20.77	$20.63

Total Return (a)	4.32	%(c)	4.32%	0.43	%(c)

Ratios/Supplementary Data
Net Assets, End of Period (000’s)	$78,651		$51,916	$15,473
Ratio of Gross Expenses to Average Net Assets	0.71	%(b)	0.70%	1.60	%(b)
Ratio of Net Expenses to Average Net Assets	0.35	%(b)	0.20%	0.20	%(b)
Ratio of Net Investment Income to Average Net Assets	9.11	%(b)	3.97%	3.53	%(b)
Portfolio Turnover Rate	0%		11%	0%

(a)

Total return is calculated assuming an initial investment of $10,000 made at the net asset value at the beginning of the period, reinvestment of any dividends at net asset value on the dividend payment date and a redemption on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends or the redemption of Fund shares.

(b)	Annualized.

(c)	Not annualized.

*	Commencement of operations.

#	On October 24, 2008, each Fund effected a stock split as described in the Notes to Financial Statements. Per share data prior to this date has been adjusted to give effect to the stock split.

See Notes to Financial Statements

	Long Municipal Index ETF #			Pre-Refunded Municipal Index ETF		Short Municipal Index ETF #

	For the Year Ended April 30, 2009	For the Period January 2, 2008* through April 30, 2008		For the Period February 2, 2009* through April 30, 2009		For the Year Ended April 30, 2009	For the Period February 22, 2008* through April 30, 2008

Net Asset Value, Beginning of Period	$19.31	$20.00		$24.76		$16.47	$16.53

Income from Investment Operations:
Net Investment Income	0.86	0.24		0.06		0.43	0.08
Net Realized and Unrealized Gain (Loss) on Investments	(2.07)	(0.72)		(0.05)		0.46	(0.07)

Total from Investment Operations	(1.21)	(0.48)		0.01		0.89	0.01

Less Dividends from:
Net Investment Income	(0.82)	(0.21)		(0.04)		(0.43)	(0.07)

Total Dividends	(0.82)	(0.21)		(0.04)		(0.43)	(0.07)

Net Asset Value, End of Period	$17.28	$19.31		$24.73		$16.93	$16.47

Total Return (a)	(6.24)%	(2.42	)%(c)	0.06	%(c)	5.50%	0.07	%(c)

Ratios/Supplementary Data
Net Assets, End of Period (000’s)	$30,247	$24,142		$19,785		$24,543	$4,942
Ratio of Gross Expenses to Average Net Assets	0.78%	1.47	%(b)	1.26	%(b)	1.11%	5.85	%(b)
Ratio of Net Expenses to Average Net Assets	0.24%	0.24	%(b)	0.24	%(b)	0.16%	0.16	%(b)
Ratio of Net Investment Income to Average Net Assets	5.15%	4.48	%(b)	1.29	%(b)	2.88%	2.70	%(b)
Portfolio Turnover Rate	44%	0%		0%		20%	55%

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS
April 30, 2009

Note 1—Fund Organization—Market Vectors ETF Trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and as of April 30, 2009, offers nineteen investment portfolios.

These financial statements relate only to High-Yield Municipal Index ETF (“High-Yield”), Intermediate Municipal Index ETF (“Intermediate”), Long Municipal Index ETF (“Long”), Pre-Refunded Municipal Index ETF (“Pre-Refunded”) and Short Municipal Index ETF (“Short”), each a “Fund” and collectively the “Funds”. Each Fund’s investment objective is to replicate as closely as possible, before fees and expenses, the price and yield performance of its Index. The Funds expect to use a sampling approach in seeking to achieve their objectives. Sampling means that the Adviser uses quantitative analysis to select municipal bonds and other securities that represent a sample of securities in the Index in terms of key risk factors, performance attributes and other characteristics. The number of securities in each Fund will be based upon several factors, including asset size of the Fund. The Adviser generally expects each Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve each Fund’s investment objective. The Funds and their respective Indices and commencement of operations dates are presented below:

Fund	Commencement of Operations	Index

High-Yield	February 4, 2009	Barclays Capital Municipal Custom High Yield Composite Index
Intermediate	December 4, 2007	Barclays Capital AMT-Free Intermediate Continuous Municipal Index
Long	January 2, 2008	Barclays Capital AMT-Free Long Continuous Municipal Index
Pre-Refunded	February 2, 2009	Barclays Capital Municipal Pre- Refunded–Treasury-Escrowed Index
Short	February 22, 2008	Barclays Capital AMT-Free Short Continuous Municipal Index

Note 2–Significant Accounting Policies–The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds.

A.

Security Valuation–Each Fund’s portfolio securities (except for short- term debt securities and certain other investments) are valued by an outside independent pricing service. The service uses a computerized grid matrix of tax-exempt securities and its own evaluations in determining what the service believes is the fair value of the portfolio securities. Each Fund believes that timely and reliable market quotations are generally not readily available to each Fund to value tax- exempt securities and the valuations that the pricing service supplies are more likely to approximate the fair value of the securities. U.S. municipal securities may be valued as of the announced closing time for trading in municipal instruments on any day that the Securities Industry and Financial Markets Association (“SIFMA”) recommends an early closing time. Each Fund may also use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a security in a Fund’s portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded (such as a corporate action or other news that may materially affect the price of a security) or trading in a security has been suspended or halted. Accordingly, a Fund’s net asset value (“NAV”) is expected to reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s benchmark index. This may adversely affect a Fund’s ability to track its benchmark index. Money market fund investments are valued at net asset value.

The Board of Trustees has approved and regularly reviews fair value pricing methods to be used in determining the good faith value of the investments of the Funds in the event that market quotations are not readily available or, if available, do not reflect the impact of certain market events. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same security.

Adoption of Statement of Financial Accounting Standards No. 157 Fair Value Measurements (FAS 157) - In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of December 4, 2007. The three levels of the fair value hierarchy under FAS 157 are described below:

NOTES TO FINANCIAL STATEMENTS
(continued)

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used to value the Funds’ investments as of April 30, 2009 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Market Value of Investments

High-Yield Municipal Index ETF	$—	$76,065,453	$—	$76,065,453
Intermediate Municipal Index ETF	286,241	50,989,621	—	51,275,862
Long Municipal Index ETF	321,328	29,529,517	—	29,850,845
Pre-Refunded Municipal Index ETF	185,110	19,342,109	—	19,527,219
Short Municipal Index ETF	—	24,260,977	—	24,260,977

B.

Federal Income Taxes–It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C.

Dividends and Distributions to Shareholders—Dividends to shareholders from net investment income, if any, are declared and paid at least monthly by each Fund. Distributions of net realized capital gains, if any, generally are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from such amounts determined in accordance with U.S. generally accepted accounting principles.

D.

Other–Security transactions are accounted for on trade date. Transactions in certain securities may take longer than the customary settlement cycle to be completed. The counterparty is required to collateralize such trades with cash in excess of the market value of the transaction, which is held at the custodian and marked to market daily. Realized gains and losses are calculated on the identified cost basis. Interest income, including amortization of premiums and discounts, is accrued as earned.

E.	Use of Derivative Instruments

Option Contracts–Each Fund may invest in call and put options on securities to seek performance that corresponds to the Index and in managing cash flows. The risk in purchasing an option is that a Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes. Options purchased are recorded as an asset and written options are recorded as liabilities to the extent of premiums paid or received. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid. There were no options outstanding at April 30, 2009.

Futures–Each Fund may buy and sell futures contracts. The Funds may engage in these transactions to seek performance that corresponds to the Index and in managing cash flows. A futures contract is an agreement between two parties to buy or sell a specified instrument at a set price on a future date. Realized gains and losses from futures contracts are reported separately. The Funds did not have any futures contracts outstanding at April 30, 2009.

Swaps–Each Fund may enter into swaps to seek performance that corresponds to the Index and in managing cash flows. A swap is an agreement that obligates the parties to exchange cash flows at specified intervals. A Fund is obligated to pay the counterparty on trade date an amount based upon the value of the underlying instrument (notional amount) and, at termination date, final payment is settled based on the value of the underlying security on trade date versus the value on termination date plus accrued income. Risks may arise as a result of the failure of the counterparty to the contract to comply with the terms of the swap contract.

The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default of the counterparty. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in the value of the swap relative to the underlying securities. The Fund records a net receivable or payable daily, based on the change in the value of the underlying securities. The net receivable or payable for financial statement purposes is shown as due to or from broker on the Statements of Assets and Liabilities. The Fund collateralizes 100% of the notional amount of the swap. Such amounts are reflected in the Statements of

NOTES TO FINANCIAL STATEMENTS
(continued)

Assets and Liabilities as cash-initial margin. At April 30, 2009, the Funds had no outstanding swaps.

Note 3–Investment Management and Other Agreements–Van Eck Associates Corporation (the “Adviser”) is the investment adviser to the Funds. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of 0.25% of each Fund’s average daily net assets, except for High-Yield which has an annual rate of 0.50%. The Adviser has agreed, at least until September 1, 2009 for Intermediate, Long, and Short, and until September 1, 2010 for High-Yield and Pre-Refunded, to voluntarily waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that each Fund’s total annual operating expenses does not exceed the expense caps listed in the table below.

The expense caps and the amounts assumed by the Adviser for the period ended April 30, 2009, are as follows:

Fund	Expense Cap	Management Fees Waived by Adviser	Expenses Assumed by the Adviser

High-Yield	0.35%	$65,250	$—
Intermediate	0.20%	76,328	77,448
Long	0.24%	62,413	72,882
Pre-Refunded	0.24%	8,435	26,419
Short	0.16%	29,103	81,604

In addition, Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Funds’ Distributor. Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

Note 4–Investments–For the period ended April 30, 2009, the cost of purchases and proceeds from sales of investments other than U.S. government obligations and short-term obligations (excluding capital share transactions described in Note 6) were as follows:

Fund	Cost of Investments Purchased	Proceeds from Investments Sold

High-Yield	$—	$861,000
Intermediate	38,688,174	3,472,169
Long	18,829,276	10,794,333
Pre-Refunded	19,370,605	—
Short	21,455,777	2,261,479

Note 5–Income Taxes–As of April 30, 2009, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation

(depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

High-Yield	$74,133,720	$2,544,714	$(612,981)	$1,931,733
Intermediate	50,748,380	1,182,325	(654,842)	527,483
Long	30,331,585	894,154	(1,374,894)	(480,740)
Pre-Refunded	19,457,756	100,417	(30,954)	69,463
Short	23,922,096	394,277	(55,396)	338,881

At April 30, 2009, the components of accumulated earnings on a tax basis, for each Fund, were as follows:

Fund	Undistributed Tax Exempt Income	Undistributed Long-Term Capital Gains	Accumulated Capital Losses	Other Temporary Difference	Unrealized Appreciation (Depreciation)

High-Yield	$412,900	$—	$(61,152)	$(429)	$1,931,733
Intermediate	178,928	16,886	—	(558)	527,483
Long	175,343	—	(1,865,520)	(461)	(480,740)
Pre-Refunded	15,738	—	—	(55)	69,463
Short	48,620	—	(5,396)	(221)	338,881

Net capital losses incurred after October 31, and within the taxable year, are deemed to arise on the first day of the Fund’s next taxable year. For the period ended April 30, 2009, the Funds intend to defer to May 1, 2009 for federal tax purposes post-October capital losses as follows:

Fund	Post-October Capital Losses

High-Yield	$—
Intermediate	—
Long	(1,261,542)
Pre-Refunded	—
Short	(2,371)

The tax character of dividends paid to shareholders during the periods ended April 30, 2009 and April 30, 2008 were income exempt from Federal income taxes.

	Tax-Exempt Dividends

Fund	2009	2008

High-Yield	$987,000	$—
Intermediate	1,055,350	128,955
Long	1,169,950	135,700
Pre-Refunded	28,400	—
Short	289,800	20,600

NOTES TO FINANCIAL STATEMENTS
(continued)

At April 30, 2009, the Funds had capital loss carryforwards available to offset future capital gains, expiring in the year ended April 30, 2017, as follows:

Amount Expiring in the Year Ended April 30, 2017

High-Yield	$61,152
Intermediate	—
Long	603,978
Pre-Refunded	—
Short	3,025

During the period ended April 30, 2009, as a result of permanent book to tax differences, primarily due to the tax treatment of market discount on tax exempt instruments, the Funds’ incurred differences that affected undistributed net investment income and undistributed net realized gains (losses) on investments by the amounts in the table below. Net assets were not affected by these reclassifications.

Fund	Increase (Decrease) in Undistributed Net Investment Income	Increase (Decrease) in Undistributed Realized Gains

High-Yield	$(1,407)	$1,407
Intermediate	—	—
Long	(519)	519
Pre-Refunded	—	—
Short	—	—

The Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how certain tax provisions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions will “more-likely-than-not” be sustained by the applicable tax authority, and is applicable to all open tax years (tax years ended April 30, 2008 and April 30, 2009). The Funds adopted the provisions of FIN 48, evaluated the tax positions taken and to be taken, and concluded that no provision for income tax is required in the Funds’ financial statements.

Note 6–Capital Share Transactions–As of April 30, 2009, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with a par value per share of $0.001. Shares are issued and redeemed by the Funds only in Creation Units, consisting of 100,000 shares, or multiples thereof. The

Funds generally issue and redeem Creation Units only in-kind in exchange for cash or a portfolio of fixed income securities constituting the Funds’ underlying index plus a small amount of cash. For the period ended April 30, 2009, the Trust had in-kind contributions as follows:

Fund	In-Kind Contributions

High-Yield	$75,048,534

Note 7–Concentration of Risk–The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each Fund. The Adviser uses a “passive” or index approach to achieve each Fund’s investment objective. The Funds use a sampling approach in which the Adviser uses quantitative analysis to select municipal bonds that represent a sample of securities in the index in terms of key risk factors, performance attributes and other characteristics. Each of the Funds is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issues, or to a single economic, political or regulatory occurrence affecting these issuers. Investments in municipal securities involve risks similar to those of investing in any fund of fixed income securities traded on exchanges, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security prices.

Note 8–Trustee Deferred Compensation Plan–The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds as directed by the Trustees.

The expense for the deferred compensation plan is included in “Trustees fees and expenses” in the Statement of Operations. The liability for the deferred compensation plan is shown as “Deferred Trustee fees” in the Statement of Assets and Liabilities.

Note 9—Custodian Fees—The Funds have entered into an expense offset agreement with the custodian wherein they receive a credit toward the reduction of custodian fees whenever there are uninvested cash balances. The Funds could have invested their cash balances elsewhere if they had not agreed to a reduction in fees under the expense offset agreement with the custodian. For the period ended April 30, 2009 the Funds’ custodian fees were reduced on the Statements of Operations by the following amounts:

NOTES TO FINANCIAL STATEMENTS
(continued)

Offset Amount

High-Yield	$ —
Intermediate	6
Long	4
Pre-Refunded	—
Short	6

Note 9—Name Change and Stock Split—On October 24, 2008, the names of three Funds were changed as follows:

Former Name	New Name

Market Vectors–Lehman Brothers
AMT-Free Long Municipal Index ETF	Market Vectors Long Municipal Index ETF
Market Vectors–Lehman Brothers
AMT-Free Intermediate Municipal Index ETF	Market Vectors Intermediate Municipal Index ETF
Market Vectors–Lehman Brothers
AMT-Free Short Municipal Index ETF	Market Vectors Short Municipal Index ETF

The Lehman indices group, which was acquired by Barclays Capital, continues to provide the indexes underlying the Funds, and the investment objectives and policies of the Funds remain unchanged.

On October 10, 2008, the Board of Trustees of the Market Vectors ETF Trust approved a split of the shares for Intermediate, Long, and Short. The stock splits took place for shareholders of record as of the close of business on October 21, 2008, and were payable on October 23, 2008. Fund shares began trading on a split-adjusted basis on October 24, 2008. Intermediate split its shares five-for-one, Long split its shares five-for-one, and Short split its shares three-for-one. Per share information in the financial highlights has been adjusted for these splits.

The splits lowered the share price of these Funds by increasing the number of shares outstanding, but did not change the total value of shares outstanding. The expected primary benefit of this action was that lower share prices will make these Funds more accessible to investors.

Note 10–Subsequent Events–The following dividends from net investment income were declared and paid subsequent to April 30, 2009:

Fund	Ex-Date	Record Date	Payable Date	Per Share

High-Yield	5/1/09	5/5/09	5/7/09	$0.160
Intermediate	5/1/09	5/5/09	5/7/09	$0.066
Long	5/1/09	5/5/09	5/7/09	$0.074
Pre-Refunded	5/1/09	5/5/09	5/7/09	$0.024
Short	5/1/09	5/5/09	5/7/09	$0.037

High-Yield	6/1/09	6/3/09	6/5/09	$0.162
Intermediate	6/1/09	6/3/09	6/5/09	$0.066
Long	6/1/09	6/3/09	6/5/09	$0.078
Pre-Refunded	6/1/09	6/3/09	6/5/09	$0.024
Short	6/1/09	6/3/09	6/5/09	$0.035

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Market Vectors ETF Trust

We have audited the accompanying statements of assets and liabilities of the Market Vectors High-Yield Municipal Index ETF, Market Vectors Intermediate Municipal Index ETF, Market Vectors Long Municipal Index ETF, Market Vectors Pre-Refunded Municipal Index ETF and Market Vectors Short Municipal Index ETF (the “Funds”) (five of the Funds comprising part of the Market Vectors ETF Trust), including the schedules of investments, as of April 30, 2009, and the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the periods indicated therein for the Market Vectors Intermediate Municipal Index ETF, Market Vectors Long Municipal Index ETF, and Market Vectors Short Municipal Index ETF. We have also audited the related statements of operations and changes in net assets and the financial highlights for the High-Yield Municipal Index ETF for the period from February 4, 2009 (commencement of operations) to April 30, 2009 and for the Pre-Refunded Municipal Index ETF for the period from February 2, 2009 (commencement of operations) to April 30, 2009. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2009, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned five Funds comprising part of the Market Vectors ETF Trust at April 30, 2009, and the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

New York, New York
June 29, 2009

BOARD OF TRUSTEES AND OFFICERS
(unaudited)

Name, Address[1] and Age	Position(s) Held with the Trust	Term of Office[2] and Length of Time Served[2]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex[3] Overseen	Other Director- ships Held by Trustee

Independent Trustees:

David H. Chow, 51*†	Trustee	Since 2006	Director and CEO, DanCourt Management LLC (strategy consulting firm), March 1999 to present.	29	Director, Forward Management, LLC; Director, ReFlow Management Co., LLC.

R. Alastair Short, 55*†	Trustee	Since 2006	President, Apex Capital Corporation (personal investment vehicle), January 1988 to present; Vice Chairman, W.P. Stewart & Co., Ltd. (asset management firm), September 2007 to September 2008; and Managing Director, The GlenRock Group, LLC (private equity investment firm), May 2004 to September 2007.	38	Director, Kenyon Review; Director, The Medici Archive Project.

Richard D. Stamberger, 50*†	Trustee	Since 2006	Director, President and CEO, SmartBrief, Inc. (media company).	38	None.

[1]	The address for each Trustee and officer is 335 Madison Avenue, 19th Floor, New York, New York 10017.

[2]	Each Trustee serves until resignation, death, retirement or removal. Officers are elected yearly by the Trustees.

[3]	The Fund Complex consists of the Van Eck Funds, Van Eck Worldwide Insurance Trust and the Trust.

*	Member of the Audit Committee.

†	Member of the Nominating and Corporate Governance Committee.

BOARD OF TRUSTEES AND OFFICERS (continued)
(unaudited)

Name, Address[1] and Age	Position(s) Held with the Trust	Term of Office[2] and Length of Time Served[2]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex[3] Overseen	Other Director- ships Held by Trustee

Interested Trustee:

Jan F. van Eck,[4] 45	Trustee, President and Chief Executive Officer	Trustee (Since 2006); President and Chief Executive Officer (Since 2009)	Director and Executive Director, Executive Vice President and Principal of the Adviser, Van Eck Associates Corporation; Director and Executive Vice President, Van Eck Securities Corporation (“VESC”); Director and President, Van Eck Absolute Return Advisers Corp. (“VEARA”).	29	Director, Greylock Capital Associates LLC.

[1]	The address for each Trustee and officer is 335 Madison Avenue, 19th Floor, New York, New York 10017.

[2]	Each Trustee serves until resignation, death, retirement or removal. Officers are elected yearly by the Trustees.

[3]	The Fund Complex consists of the Van Eck Funds, Van Eck Worldwide Insurance Trust and the Trust.

[4]	“Interested person” of the Trust within the meaning of the 1940 Act. Mr. van Eck is an officer of the Adviser.

Officer’s Name, Address[1] and Age	Position(s) Held with the Trust	Term of Office[2] and Length of Time Served[2]	Principal Occupation(s) During The Past Five Years

Officers:

Russell G. Brennan 44	Assistant Vice President and Assistant Treasurer	Since 2008

Assistant Vice President and Assistant Treasurer of the Adviser (Since 2008); Manager (Portfolio Administration), Van Eck Global (September 2005-October 2008); Vice President, Robeco Investment Management (July1990-September 2005).

Charles T. Cameron 49	Vice President	Since 2006	Director of Trading and Portfolio Manager for the Adviser; Officer of three other investment companies advised by the Adviser.

Susan C. Lashley 54	Vice President	Since 2006	Vice President of the Adviser and VESC; Officer of three other investment companies advised by the Adviser.

Thomas K. Lynch 52	Chief Compliance Officer	Since 2007

Chief Compliance Officer of the Adviser and VEARA (Since December 2006) and of VESC (Since August 2008); Vice President of the Adviser and VEARA; Treasurer (April 2005-December 2006); Second Vice President of Investment Reporting, TIAA-CREF (January 1996-April 2005). Officer of other investment companies advised by the Adviser.

Laura I. Martínez 29	Assistant Vice President and Assistant Secretary	Since 2008	Assistant Vice President and Associate General Counsel of the Adviser (Since 2008); Associate, Davis Polk & Wardwell (October 2005-June 2008); Stanford Law School (September 2002-June 2005).

Joseph J. McBrien 61	Senior Vice President, Secretary and Chief Legal Officer	Since 2006

Senior Vice President, General Counsel and Secretary of the Adviser, VESC and VEARA (Since December 2005); Managing Director, Chatsworth Securities LLC (March 2001-November 2005); Officer of three other investment companies advised by the Adviser.

BOARD OF TRUSTEES AND OFFICERS (continued)
(unaudited)

Officer’s Name, Address[1] and Age	Position(s) Held with the Trust	Term of Office[2] and Length of Time Served[2]	Principal Occupation(s) During The Past Five Years

Jonathan R. Simon 34	Vice President and Assistant Secretary	Since 2006

Vice President and Associate General Counsel of the Adviser (Since 2006); Vice President and Assistant Secretary of VEARA and VESC (Since 2006); Associate, Schulte Roth & Zabel (July 2004-July 2006); Associate, Carter Ledyard & Milburn LLP (September 2001-July 2004); Officer of three other investment companies advised by the Adviser.

Bruce J. Smith 54	Senior Vice President and Chief Financial Officer	Since 2006

Senior Vice President and Chief Financial Officer of the Adviser; Senior Vice President, Chief Financial Officer, Treasurer and Controller of VESC and VEARA; Officer of three other investment companies advised by the Adviser.

Derek S. van Eck[3] 44	Executive Vice President	Since 2006

Director, Executive Vice President, Chief Investment Officer and Principal of the Adviser; Director and Executive Vice President VESC and VEARA; Director of Greylock Capital Associates LLC; President and Chief Executive Officer of the Van Eck Funds and Van Eck Worldwide Insurance Trust; Officer of other investment companies advised by the Adviser.

[1]	The address for Officer is 335 Madison Avenue, 19th Floor, New York, New York 10017.

[2]	Officers are elected yearly by the Trustees.

[3]	Messrs. Jan F. van Eck and Derek S. van Eck are brothers.

APPROVAL OF MANAGEMENT AGREEMENT

At a meeting held on December 17, 2008 (the “December Meeting”), the Board, including all of the Independent Trustees, approved an investment management agreement between the Trust and the Adviser (the “Pre-Refunded Investment Management Agreement”) with respect to the Market Vectors Pre-Refunded Municipal Index ETF through June 30, 2009. In addition, at a meeting held on March 5, 2009 (the “March Meeting”), the Board, including all of the Independent Trustees, approved an investment management agreement between the Trust and the Adviser (the “Fixed Income Investment Management Agreement”) with respect to the Market Vectors Fixed Income I ETF and Market Vectors Fixed Income II ETF (and, together with the Market Vectors Pre-Refunded Municipal Index ETF, the “ETFs”) through June 30, 2009. The Pre-Refunded Investment Management Agreement and Fixed Income Investment Management Agreement are each hereinafter referred to as the “Investment Management Agreement.”

The Board’s approval of the Investment Management Agreement was based on a comprehensive consideration of all information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly into the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In advance of each of the December Meeting and the March Meeting, the Trustees received materials from the Adviser, including expense information for other funds. The Trustees also received a draft prospectus and statement of additional information for each of the ETFs, which described various aspects of the investment program, fee arrangements and services with respect to the ETFs. The Independent Trustees’ consideration of the Investment Management Agreement was based on information obtained through discussions at the December Meeting and the March Meeting (as applicable), at prior meetings among themselves and with management, or based on their review of the materials provided by the Adviser, including the background and experience of the portfolio managers and others involved or proposed to be involved in the management and administration of the relevant ETF. The Trustees also considered the terms of, and scope of services that the Adviser would provide under, the Investment Management Agreement, including the Adviser’s commitment to waive fees and/or pay expenses of each of the ETFs to the extent necessary to prevent the operating expenses of each of the ETFs from exceeding agreed upon limits at least until May 1, 2010. The Trustees also considered information relating to the nature of each ETF’s Underlying Index, the financial condition of the Adviser, pending regulatory inquiries with respect to the Adviser and certain affiliates, the current status, as they understood it, of the Adviser’s compliance environment and the Adviser’s analysis of the proposed service providers.

APPROVAL OF MANAGEMENT AGREEMENT
(continued)

In addition, the Trustees were given data on the exchange-traded fund market and expense ratios of certain other exchange-traded funds. The Trustees were also aware of the other benefits to be received by the Adviser from serving as adviser of each of the ETFs and from providing administrative services to each of the ETFs, and from an affiliate of the Adviser serving as distributor for each of the ETFs. The Trustees did not consider historical information about the cost of the services provided by the Adviser or the profitability of each of the ETFs to the Adviser since the ETFs had not yet commenced operations. However, the Adviser agreed to provide the Trustees with profitability information in connection with future proposed continuances of the Investment Management Agreement in respect of each ETF, which will permit the Trustees to consider in the future the extent to which economies of scale may exist and whether the fees paid to the Adviser reflect these economies of scale for the benefit of shareholders. In addition, since the ETFs had not yet commenced operations, the Trustees were not in a position to consider the historical performance or the quality of services previously provided to each of the ETFs pursuant to such ETF’s Investment Management Agreement.

The Independent Trustees met in executive session at each of the December Meeting and the March Meeting with their independent counsel as part of their consideration of the relevant Investment Management Agreement.

In voting to approve the Investment Management Agreement, the Trustees, including the Independent Trustees, concluded that the terms of the Investment Management Agreement are reasonable and fair in light of the services to be performed, the fees paid by certain other funds, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that the Investment Management Agreement is in the interest of the relevant ETF and such ETF’s shareholders.

MARKET VECTORS ETF TRUST

Tax Information (unaudited)

The information set forth below is for each Fund’s fiscal year as required by federal laws. Shareholders, however, must report dividends on a calendar year basis for income tax purposes, which may include dividends for portions of two fiscal years of a Fund.

Accordingly, the information needed by shareholders for calendar year 2009 income tax purposes will be sent to them in early 2010. Please consult your tax advisor for proper treatment of this information.

Of the dividends paid by the Funds, the corresponding percentages represent the amount of such dividends which are tax exempt for regular Federal income tax purposes.

Fund

High-Yield	100.00%
Intermediate	100.00%
Long	100.00%
Pre-Refunded	100.00%
Short	100.00%

[This page intentionally left blank.]

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by a Market Vectors ETF Trust (the “Trust”) Prospectus, which includes more complete information. An investor should consider the investment objective, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the investment company. Please read the prospectus carefully before investing.

Additional information about the Trust’s Board of Trustees/Officers is provided in the Statement of Additional Information.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Qs are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.202.942.8090. The Funds’ complete schedules of portfolio holdings are also available by calling 1.888.MKT.VCTR or by visiting vaneck.com.

Investment Adviser: Van Eck Associates Corporation

Distributor: Van Eck Securities Corporation 335 Madison Avenue New York, NY 10017 vaneck.com Account Assistance: 1.888.MKT.VCTR

Item 2. CODE OF ETHICS.

(a)  The Registrant has adopted a code of ethics (the "Code of Ethics") that applies to the principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b)  Not applicable.

(c)  The Registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d)  The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e)  Not applicable.

(f)  The Registrant's Code of Ethics is attached as an Exhibit hereto.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     The Registrant's Board of Trustees has determined that David Chow, R.
     Alastair Short and Richard Stamberger, members of the Audit and Governance
     Committees, are "audit committee financial experts" and "independent" as such terms are defined in the instructions to Form N-CSR Item 3(a)(2).

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)  Audit Fees

     Ernst & Young, as principal accountant for the Market Vectors ETF
     Trust, billed audit fees of $165,000 for the period ending April 30, 2009 for Market Vectors High-Yield Municipal Index ETF, Intermediate Municipal
     Index ETF, Long Municipal Index ETF, Pre-Refunded Municipal Index ETF and
     Short Municipal Index ETF; and $105,000 for the period ending April 30,
     2008 for Market Vectors Intermediate Municipal Index ETF, Long Municipal
     Index ETF and Short Municipal Index ETF.

(b)  Audit-Related Fees

None

(c)  Tax Fees

     Ernst & Young billed tax fees of $5,670 for the period ending April 30, 2009.

(d)  All Other Fees

None.

(e)  The Audit Committee will pre-approve all audit and non-audit services, to be provided to the Fund, by the independent accountants as required by
     Section 10A of the Securities Exchange Act of 1934. The Audit Committee
     has authorized the Chairman of the Audit Committee to approve, between meeting dates, appropriate non-audit services.

     The Audit Committee after considering all factors, including a review of independence issues, will recommend to the Board of Trustees the independent auditors to be selected to audit the financial statements of the Funds.

(f)  Not applicable.

(g)  Ernst & Young does not provide services to the Registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser.

(h)  Not applicable.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.

Item 6. SCHEDULE OF INVESTMENTS.

     Information included in Item 1.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
        MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 8. PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
        COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     None.

Item 11. CONTROLS AND PROCEDURES.

(a)  The Chief Executive Officer and the Chief Financial Officer have concluded that the Market Vectors High-Yield Municipal Index ETF, Intermediate
     Municipal Index ETF, Long Municipal Index ETF, Pre-Refunded Municipal Index
     ETF and Short Municipal Index ETF disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Market
     Vectors ETF Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no significant changes in the registrant's internal controls over financial reporting or in other factors that could significantly affect these controls over financial reporting subsequent to the date of our evaluation.

Item 12. EXHIBITS.

(a)(1) The code of ethics is attached as EX-99.CODE ETH

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached as Exhibit 99.CERT.

(b)  Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished as Exhibit 99.906CERT.